UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23409

American Funds Multi-Sector Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Brian C. Janssen

American Funds Multi-Sector Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Multi-Sector Income Fund Annual report for the year ended December 31, 2022

Pursuing consistent
and diversified income

American Funds Multi-Sector Income Fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Refer to page 3 for Class F-2 share results and Class A share results with relevant sales charges deducted. For other share class results visit capitalgroup.com and americanfundsretirement.com

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of December 31, 2022, was 6.08% for Class F-2 shares and 5.57% for Class A shares calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share results reflect the 3.75% maximum sales charge.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	The value of a $10,000 investment

4	Investment portfolio

39	Financial statements

66	Board of trustees and other officers

Fellow investors:

Returns for bond markets were sharply lower as the U.S. Federal Reserve rapidly raised rates to combat inflationary pressures not seen since the 1980s. For the year ended December 31, 2022, Class F-2 shares of American Funds Multi-Sector Income Fund reported a loss of 11.81%.

The figure assumes reinvestment of monthly dividends of $0.43 cents a share during the period. Shareholders who reinvested dividends earned an income return of 4.14% and those who elected to take their dividends in cash received an income return of 4.05%.

By way of comparison, the unmanaged Bloomberg U.S. Aggregate Index, the fund’s primary benchmark, returned -13.01% over the same period. This index measures broad returns across U.S. dollar-denominated investment-grade bonds.

The American Funds Multi-Sector Income Fund provides diversification across income sectors including high-yield corporates, investment-grade corporates, emerging markets debt and securitized debt. The fund also has opportunistic investments in U.S. Treasuries, municipal bonds and other debt instruments.

The American Funds Multi-Sector Income Fund Custom Index provides a secondary benchmark for investors to compare fund results to account for exposure to the sectors listed above. The custom index declined 13.55% for the year.

At year-end, the fund’s investment-grade and high-yield corporate holdings were invested across a variety of industries such as health care, energy and communications. The fund’s emerging market holdings included allocations to Latin America and Asia, while the fund’s exposure to securitized credit was composed of mortgage-backed obligations and asset-backed obligations.

Market overview

Fixed income markets were under pressure as central banks shifted rate expectations higher throughout the year in a continuous battle against persistent inflation.

In the United States, Federal Reserve officials in December slowed their rate-hiking campaign after months of rapidly lifting rates to rein in the economy.

Results at a glance

For periods ended December 31, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 3/22/19)

American Funds Multi-Sector Income Fund (Class F-2 shares)	1.15%	–11.81%	2.19%
American Funds Multi-Sector Income Fund (Class A shares)	1.01	–12.05	2.00
Bloomberg U.S. Aggregate Index*	–2.97	–13.01	–0.65
American Funds Multi-Sector Income Fund Custom Index†	1.26	–13.55	0.55

Past results are not predictive of results in future periods.

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	American Funds Multi-Sector Income Fund Custom Index comprises: 45% Bloomberg U.S. High Yield Index 2% Issuer Cap, 30% Bloomberg U.S. Corporate Index, 15% J.P. Morgan EMBI Global Diversified Index, 8% Bloomberg CMBS Ex AAA Index and 2% Bloomberg ABS Ex AAA Index.

American Funds Multi-Sector Income Fund	1

The policy rate is now set at a range of 4.25% to 4.5%, the highest since 2007. Officials also projected the policy interest rate will climb to 5.1% by the end of 2023, implying that borrowing costs will continue to rise. The yield on the benchmark 10-year Treasury note rose 2.37 percentage points over the course of the year to settle at 3.88%.

Consumers in the U.S. have defied fears of a slowdown and have continued to spend, even as companies raised prices. The debate about whether or not the economy can achieve a “soft landing” continued, with optimism rising later in the year as unemployment remained low and the Consumer Price Index eased to 6.5% in December from a peak of 9.1% in June. At year-end, both the investment-grade and high-yield corporate bond spreads, or the premium investors pay to hold these bonds over Treasuries of similar maturities, have priced in a modest slowdown rather than an outright recession.

Pandemic-era supply chain disruptions, high consumer demand, and a strong labor market have all pushed prices upwards worldwide. In Europe, war in Ukraine kept energy prices elevated, though government support has more recently helped moderate some of the impact. Both the European Central Bank and the Bank of England have lifted rates as inflation hit double-digits, peaking in October at 10.7% and 11.1% in the eurozone and the United Kingdom, respectively. The rate of price increases has since slowed in both regions, though it is unclear if it will continue to lose steam.

Emerging markets had a particularly challenging year as the Fed’s rate hikes sent the U.S. dollar soaring against other currencies. The war in Ukraine and China’s zero-COVID policy through much of the year, also pressured regions across the emerging markets landscape. At the same time, many emerging markets central banks proactively raised rates ahead of developed markets, which may have helped stem some of the damage. Managers believe there continues to be value in owning emerging market bonds for their diversification and relative value benefits compared to developed market bonds of similar ratings.

Overall, corporate investment-grade bonds declined 15.76%, while high-yield corporate debt returned –11.19%. Mortgage-backed securities lost 11.81% and emerging markets bonds declined 16.45%.

Inside the portfolio

Throughout the year, managers worked to increase the fund’s credit quality as significant rate hikes by the Fed would likely slow the economy, and eventually lead to weaker fundamentals for both investment-grade and high-yield rated issuers. Managers specifically sought to improve the resilience of the fund to this weaker economy. The increase in credit quality was largely accomplished via investments in highly rated investment-grade corporate bonds as well as securitized debt. Overall, the fund’s investments in lower-rated debt weighed on results relative to the custom index.

The fund benefited from the allocation to investment-grade rated securitized debt. Managers increased investments in asset-backed securities such as car loans and credit cards, which helped the fund as consumers remained in relatively good shape.

Allocation to certain energy companies also helped relative results as prices remained elevated throughout the year. The move by Europe to diversify its energy supply away from Russia kept gas prices high throughout the year and liquified natural gas companies in the U.S. benefited given the tighter supply. The fund’s exposure to certain emerging market bonds hurt results as the war in Ukraine and its widespread impact on the region continued. The strong U.S. dollar also weighed on results. The fund used several tools to manage duration and curve, including investments in futures to reduce overall duration, which helped results. The tactical use of credit derivatives to express relative value between the high-yield and investment-grade sectors had a positive impact on the portfolio.

Looking ahead

The Fed is likely to slow the pace of rate hikes as inflation continues to show signs of easing and the economy weakens. Hiking rates more gradually could give policymakers more time to assess the impact of rate hikes broadly. The portfolio is slightly defensively positioned for an economic slowdown that may lead to a mild recession in the U.S. We expect credit spreads to widen modestly in this scenario and are also prepared to add riskier credit over the next 12 months.

Managers continually monitor economic trends, credit fundamentals and valuations, and adjust allocation accordingly. We have relied on our deep, fundamental research capabilities and experience through many different credit cycles to help us find the right balance between risk and reward.

Thank you for making American Funds Multi-Sector Income Fund part of your portfolio. We appreciate your support and look forward to reporting to you again in six months.

Sincerely,

Damien J. McCann
President

February 13, 2023

For current information about the fund, visit capitalgroup.com.

Past results are not predictive of results in future periods.

2	American Funds Multi-Sector Income Fund

The value of a $10,000 investment

How a hypothetical $10,000 investment has fared for the period March 22, 2019, commencement of operations, to December 31, 2022, with all distributions reinvested.

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment¹; thus, the net amount invested was $9,625. Investing for short periods makes losses more likely.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are invested in additional shares.
[2]	American Funds Multi-Sector Income Fund Custom Index comprises: 45% Bloomberg U.S. High Yield Index 2% Issuer Cap, 30% Bloomberg U.S. Corporate Index, 15% J.P. Morgan EMBI Global Diversified Index, 8% Bloomberg CMBS Ex AAA Index and 2% Bloomberg ABS ex AAA Index. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Index is rebalanced monthly.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[4]	For the period March 22, 2019, commencement of operations, through December 31, 2022.

Total return based on a $1,000 investment (for the period ended December 31, 2022)

	Cumulative 1 year	Lifetime (since 3/22/2019)

Class F-2 shares	–11.81%	2.19%
Class A shares*	–15.32	0.97

*	Assumes payment of the maximum 3.75% sales charge.

The fund’s total annual fund operating expense ratios are 0.47% for Class F-2 shares and 0.76% for Class A shares, as of the prospectus dated March 1, 2023 (unaudited). Expense ratios are restated to include current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

Although the fund has plans of distribution for Class A shares, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Because fees for distribution services were not charged on these assets, total returns were higher. Refer to the “Plans of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

American Funds Multi-Sector Income Fund	3

Investment portfolio December 31, 2022

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	2.46%
AAA/Aaa	2.21
AA/Aa	10.20
A/A	15.27
BBB/Baa	23.34
Below investment grade	39.80
Unrated	.08
Short-term securities & other assets less liabilities	6.64
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 93.28%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 68.19%
Financials 10.92%
Advisor Group Holdings, LLC 6.25% 3/1/2028[1]	USD	7,440	$6,849
AerCap Ireland Capital DAC 2.45% 10/29/2026		1,322	1,158
AerCap Ireland Capital DAC 3.00% 10/29/2028		980	823
AerCap Ireland Capital DAC 3.30% 1/30/2032		11,651	9,137
AerCap Ireland Capital DAC 3.40% 10/29/2033		300	228
AerCap Ireland Capital DAC 3.85% 10/29/2041		32,419	23,035
AG Merger Sub II, Inc. 10.75% 8/1/2027[1]		4,643	4,707
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]		14,938	15,087
AIA Group, Ltd. 3.375% 4/7/2030		15,000	13,214
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]		9,840	8,828
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]		18,918	17,045
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]		10,490	8,641
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[2]		15,687	14,866
American International Group, Inc. 4.375% 6/30/2050		11,250	9,575
AmWINS Group, Inc. 4.875% 6/30/2029[1]		19,105	16,229
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]		18,309	15,150
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 10.25% 8/2/2029[3,4]		3,415	3,005
AssuredPartners, Inc. 7.00% 8/15/2025[1]		335	324
AssuredPartners, Inc. 8.00% 5/15/2027[1]		9,122	8,752
AssuredPartners, Inc. 5.625% 1/15/2029[1]		5,773	4,759
Australia & New Zealand Banking Group, Ltd. 6.742% 12/8/2032[1]		3,706	3,754
Banco Santander, SA 2.746% 5/28/2025		1,600	1,499
Banco Santander, SA 5.294% 8/18/2027		3,200	3,130
Bangkok Bank PCL 4.45% 9/19/2028		200	191

4	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	USD	23,400	$19,605
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[2]		7,330	6,431
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[2]		700	623
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[2]		46,160	45,158
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[2]		1,042	798
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031)[2]		190	153
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[2]		210	170
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[2]		1,790	1,642
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[2]		12,202	11,621
Bank of Nova Scotia 2.45% 2/2/2032		5,911	4,770
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]		1,659	1,301
Canadian Imperial Bank of Commerce (CIBC) 3.60% 4/7/2032		1,240	1,096
Charles Schwab Corp. 2.45% 3/3/2027		16,130	14,728
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		2,888	2,258
Chubb INA Holdings, Inc. 2.85% 12/15/2051		2,463	1,639
Chubb INA Holdings, Inc. 3.05% 12/15/2061		155	101
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[2]		5,053	4,091
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[2]		23,215	19,918
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]		15,396	15,932
CMB International Leasing Management, Ltd. 2.75% 8/12/2030		8,305	6,374
Coinbase Global, Inc. 3.375% 10/1/2028[1]		6,702	3,551
Coinbase Global, Inc. 3.625% 10/1/2031[1]		6,775	3,272
Compass Diversified Holdings 5.25% 4/15/2029[1]		31,725	27,191
Compass Diversified Holdings 5.00% 1/15/2032[1]		10,080	8,020
Corebridge Financial, Inc. 3.85% 4/5/2029[1]		5,959	5,440
Corebridge Financial, Inc. 3.90% 4/5/2032[1]		12,896	11,298
Corebridge Financial, Inc. 4.35% 4/5/2042[1]		1,724	1,421
Corebridge Financial, Inc. 4.40% 4/5/2052[1]		14,051	11,205
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]		1,400	1,090
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]		24,025	16,648
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[1,2]		2,375	2,438
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]		12,485	11,498
Deutsche Bank AG 3.95% 2/27/2023		300	299
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[2]		2,094	1,778
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]		17,178	14,625
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 11/30/2026[3,4,5]		2,653	2,305
Digital Currency Group, Inc., Term Loan, 8.75% 11/30/2026[3,5]		3,536	2,835
Discover Financial Services 6.70% 11/29/2032		4,450	4,537
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]		2,550	2,220
FS Energy and Power Fund 7.50% 8/15/2023[1]		6,804	6,826
GE Capital Funding, LLC 4.55% 5/15/2032		7,019	6,684
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[2]		1,995	1,747
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[2]		9,660	9,012
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[2]		22,422	17,935
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[2]		21,500	17,029
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[2]		3,010	2,224
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]		250	222
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]		8,770	6,576
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[1,2]		2,000	1,721
Hightower Holding, LLC 6.75% 4/15/2029[1]		6,955	5,846
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[2]		1,065	1,008
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]		2,093	1,693
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]		20,003	15,522
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[2]		13,131	12,197
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 5.068% 7/3/2023[4]		1,360	1,349
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		1,000	874
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		3,500	2,995
Huarong Finance 2019 Co., Ltd. 2.50% 2/24/2023		200	198
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 5.824% 2/24/2023[4]		2,151	2,144
Huarong Finance 2019 Co., Ltd. 3.75% 5/29/2024		200	190
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.007% 2/24/2025[4]		1,862	1,755
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		438	416

American Funds Multi-Sector Income Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Huarong Finance II Co., Ltd. 5.00% 11/19/2025	USD	200	$185
Huarong Finance II Co., Ltd. 4.625% 6/3/2026		216	191
Huarong Finance II Co., Ltd. 4.875% 11/22/2026		698	625
HUB International, Ltd. 7.00% 5/1/2026[1]		10,885	10,678
HUB International, Ltd. 5.625% 12/1/2029[1]		8,733	7,639
ICBCIL Finance Co., Ltd. 3.625% 11/15/2027		5,800	5,446
ING Groep NV 4.252% 3/28/2033 (USD-SOFR + 2.07% on 3/28/2032)[2]		3,976	3,511
Intercontinental Exchange, Inc. 4.60% 3/15/2033		304	291
Intercontinental Exchange, Inc. 2.65% 9/15/2040		575	400
Intercontinental Exchange, Inc. 3.00% 6/15/2050		10,283	6,971
Intercontinental Exchange, Inc. 4.95% 6/15/2052		15,906	14,819
Intercontinental Exchange, Inc. 3.00% 9/15/2060		55	35
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]		14,405	11,987
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[2]		76	70
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[2]		1,126	991
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[2]		17,140	16,736
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]		26,300	20,178
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[2]		628	505
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[2]		2,326	1,899
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[2]		931	865
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[2]		26,287	25,107
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]		29,100	25,645
Keb Hana Bank 3.25% 3/30/2027[1]		4,110	3,834
Keb Hana Bank 3.25% 3/30/2027		3,890	3,629
LPL Holdings, Inc. 4.625% 11/15/2027[1]		2,245	2,101
LPL Holdings, Inc. 4.00% 3/15/2029[1]		13,325	11,612
LPL Holdings, Inc. 4.375% 5/15/2031[1]		5,945	5,063
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		1,644	1,332
MetLife, Inc. 4.55% 3/23/2030		33	33
MetLife, Inc. 5.00% 7/15/2052		1,045	1,001
Metropolitan Life Global Funding I 1.95% 1/13/2023[1]		150	150
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[2]		699	669
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[2]		15,040	14,797
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[2]		3,160	2,746
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[2]		1,490	1,326
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[2]		3,469	3,305
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[2]		459	360
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[2]		1,902	1,544
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[2]		22,325	21,040
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[2]		2,691	2,468
MSCI, Inc. 4.00% 11/15/2029[1]		3,385	2,954
MSCI, Inc. 3.625% 9/1/2030[1]		3,680	3,066
MSCI, Inc. 3.875% 2/15/2031[1]		4,546	3,788
MSCI, Inc. 3.25% 8/15/2033[1]		7,145	5,528
National Financial Partners Corp. 6.875% 8/15/2028[1]		14,269	11,793
Navient Corp. 5.00% 3/15/2027		7,025	6,162
Navient Corp. 4.875% 3/15/2028		1,775	1,462
Navient Corp. 5.625% 8/1/2033		14,840	10,599
NFP Corp. 7.50% 10/1/2030[1]		7,000	6,626
Oxford Finance, LLC 6.375% 2/1/2027[1]		11,180	10,421
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]		3,756	3,922
Power Financial Corp., Ltd. 6.15% 12/6/2028		1,200	1,221
Power Financial Corp., Ltd. 4.50% 6/18/2029		7,100	6,572
Rede D’Or Finance SARL 4.50% 1/22/2030[1]		2,451	2,113
Royal Bank of Canada 6.00% 11/1/2027		10,570	11,038
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]		14,500	12,574
Shriram Transport Finance Co., Ltd. 4.40% 3/13/2024		5,500	5,297
Shriram Transport Finance Co., Ltd. 4.40% 3/13/2024[1]		834	803
Shriram Transport Finance Co., Ltd. 4.15% 7/18/2025		2,700	2,491
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[2]		1,124	1,163
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[2]		3,843	2,439
Toronto-Dominion Bank 2.45% 1/12/2032		185	150

6	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Toronto-Dominion Bank 3.20% 3/10/2032	USD	290	$250
Toronto-Dominion Bank 4.456% 6/8/2032		1,836	1,756
Travelers Companies, Inc. 4.10% 3/4/2049		20	16
Travelers Companies, Inc. 2.55% 4/27/2050		7,003	4,359
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[2]		5,500	5,381
Wells Fargo & Company 4.478% 4/4/2031 (3-month USD-LIBOR + 3.77% on 4/4/2030)[2]		41,700	39,189
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[2]		3,255	2,751
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]		3,649	3,109
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031		3,500	2,541
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[1]		1,805	1,311
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]		1,120	651
			1,001,509

Energy 9.19%
AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]		2,135	1,627
Apache Corp. 4.625% 11/15/2025		985	952
Apache Corp. 4.25% 1/15/2030		4,000	3,547
Apache Corp. 6.00% 1/15/2037		55	51
Apache Corp. 5.25% 2/1/2042		4,450	3,664
Apache Corp. 4.75% 4/15/2043		1,760	1,331
Apache Corp. 5.35% 7/1/2049		50	40
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]		5,155	5,008
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]		5,077	4,983
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]		3,240	2,893
Baker Hughes Holdings, LLC 2.061% 12/15/2026		2,698	2,422
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]		13,735	12,023
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]		7,043	6,999
Bonanza Creek Energy, Inc. 5.00% 10/15/2026[1]		12,815	11,732
BP Capital Markets America, Inc. 1.749% 8/10/2030		19,500	15,590
California Resources Corp. 7.125% 2/1/2026[1]		12,000	11,547
Callon Petroleum Co. 8.00% 8/1/2028[1]		4,300	4,105
Callon Petroleum Co. 7.50% 6/15/2030[1]		7,165	6,565
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		4,270	4,028
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		658	556
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		65	57
Cenovus Energy, Inc. 5.375% 7/15/2025		172	172
Centennial Resource Production, LLC 6.875% 4/1/2027[1]		30	28
Cheniere Energy Partners, LP 4.50% 10/1/2029		12,157	10,959
Cheniere Energy Partners, LP 4.00% 3/1/2031		3,655	3,117
Cheniere Energy Partners, LP 3.25% 1/31/2032		6,155	4,900
Cheniere Energy, Inc. 4.625% 10/15/2028		13,290	12,038
Chesapeake Energy Corp. 5.50% 2/1/2026[1]		3,110	3,005
Chesapeake Energy Corp. 5.875% 2/1/2029[1]		15,680	14,879
Chesapeake Energy Corp. 6.75% 4/15/2029[1]		1,280	1,248
Chevron Corp. 1.995% 5/11/2027		21,734	19,552
Chevron Corp. 2.236% 5/11/2030		5,035	4,326
Chevron Corp. 3.078% 5/11/2050		5,214	3,768
CNX Resources Corp. 7.25% 3/14/2027[1]		5,045	5,016
CNX Resources Corp. 6.00% 1/15/2029[1]		8,304	7,653
CNX Resources Corp. 7.375% 1/15/2031[1]		5,085	4,881
Comstock Resources, Inc. 6.75% 3/1/2029[1]		5,215	4,716
Comstock Resources, Inc. 5.875% 1/15/2030[1]		7,635	6,574
Continental Resources, Inc. 5.75% 1/15/2031[1]		1,600	1,493
Continental Resources, Inc. 2.875% 4/1/2032[1]		3,734	2,771
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]		9,580	9,547
CrownRock, LP 5.00% 5/1/2029[1]		6,750	6,101
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[1,4,6]		102	97
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[6]		92	88
DT Midstream, Inc. 4.125% 6/15/2029[1]		1,755	1,511
DT Midstream, Inc. 4.375% 6/15/2031[1]		4,075	3,424
Ecopetrol SA 6.875% 4/29/2030		5,990	5,446
Enbridge, Inc. 3.40% 8/1/2051		718	491
Energean Israel Finance, Ltd. 4.50% 3/30/2024[1]		805	779
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]		930	815
Energy Transfer Operating, LP 3.75% 5/15/2030		2,750	2,431
Energy Transfer Partners, LP 6.125% 12/15/2045		20	19
Energy Transfer Partners, LP 5.30% 4/15/2047		70	59

American Funds Multi-Sector Income Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Energy Transfer Partners, LP 6.00% 6/15/2048	USD	260	$236
Energy Transfer Partners, LP 6.25% 4/15/2049		13,700	12,805
Energy Transfer Partners, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2049)[2]		1,107	955
Enterprise Products Operating, LLC 3.20% 2/15/2052		118	78
EQM Midstream Partners, LP 4.00% 8/1/2024		936	901
EQM Midstream Partners, LP 6.00% 7/1/2025[1]		3,525	3,408
EQM Midstream Partners, LP 7.50% 6/1/2027[1]		232	227
EQM Midstream Partners, LP 6.50% 7/1/2027[1]		7,550	7,229
EQM Midstream Partners, LP 4.50% 1/15/2029[1]		8,195	6,895
EQM Midstream Partners, LP 7.50% 6/1/2030[1]		5,167	4,986
EQM Midstream Partners, LP 4.75% 1/15/2031[1]		11,461	9,392
EQT Corp. 6.125% 2/1/2025[2]		80	80
EQT Corp. 5.70% 4/1/2028		822	819
EQT Corp. 5.00% 1/15/2029		1,195	1,126
EQT Corp. 3.625% 5/15/2031[1]		3,525	2,992
Exxon Mobil Corp. 2.44% 8/16/2029		16,670	14,599
Exxon Mobil Corp. 2.61% 10/15/2030		49,000	42,924
Genesis Energy, LP 8.00% 1/15/2027		15,212	14,388
Guara Norte SARL 5.198% 6/15/2034		5,718	4,847
Guara Norte SARL 5.198% 6/15/2034[1]		2,502	2,121
Harvest Midstream I, LP 7.50% 9/1/2028[1]		10,520	10,066
Hess Midstream Operations, LP 5.50% 10/15/2030[1]		5,620	5,149
Hilcorp Energy I, LP 5.75% 2/1/2029[1]		5,380	4,796
Hilcorp Energy I, LP 6.00% 4/15/2030[1]		7,441	6,628
Hilcorp Energy I, LP 6.00% 2/1/2031[1]		5,340	4,626
Hilcorp Energy I, LP 6.25% 4/15/2032[1]		6,940	5,999
Kinder Morgan, Inc. 4.80% 2/1/2033		20,000	18,603
Kinder Morgan, Inc. 5.20% 3/1/2048		15	13
Kinder Morgan, Inc. 3.25% 8/1/2050		669	435
Kinder Morgan, Inc. 5.45% 8/1/2052		6,191	5,589
Leviathan Bond, Ltd. 5.75% 6/30/2023[1]		5,100	5,096
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]		5,870	5,555
Magellan Midstream Partners, LP 3.95% 3/1/2050		1,000	736
MPLX, LP 2.65% 8/15/2030		651	529
MPLX, LP 4.95% 9/1/2032		34,163	32,135
MPLX, LP 4.70% 4/15/2048		5,900	4,682
MPLX, LP 4.95% 3/14/2052		10,000	8,216
Murphy Oil Corp. 5.875% 12/1/2027		4,000	3,856
MV24 Capital BV 6.748% 6/1/2034		12,034	11,017
Nabors Industries, Inc. 7.375% 5/15/2027[1]		1,520	1,474
New Fortress Energy, Inc. 6.75% 9/15/2025[1]		7,680	7,282
New Fortress Energy, Inc. 6.50% 9/30/2026[1]		18,500	17,216
NGL Energy Operating, LLC 7.50% 2/1/2026[1]		33,190	29,609
NGL Energy Partners, LP 7.50% 11/1/2023		7,424	7,241
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]		15,385	14,792
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[1]		1,250	1,186
NuStar Logistics, LP 5.75% 10/1/2025		700	674
NuStar Logistics, LP 6.00% 6/1/2026		1,625	1,568
NuStar Logistics, LP 5.625% 4/28/2027		3,600	3,372
Occidental Petroleum Corp. 2.90% 8/15/2024		210	201
Occidental Petroleum Corp. 5.875% 9/1/2025		3,920	3,912
Occidental Petroleum Corp. 8.875% 7/15/2030		5,630	6,366
Occidental Petroleum Corp. 6.625% 9/1/2030		9,153	9,479
Occidental Petroleum Corp. 6.125% 1/1/2031		5,540	5,602
Occidental Petroleum Corp. 6.45% 9/15/2036		3,170	3,241
Occidental Petroleum Corp. 6.60% 3/15/2046		1,255	1,294
Occidental Petroleum Corp. 4.40% 8/15/2049		1,972	1,542
Odebrecht Drilling Norbe 7.72% PIK 12/1/2026[6]		49,380	13,209
Oleoducto Central SA 4.00% 7/14/2027[1]		5,210	4,605
Oleoducto Central SA 4.00% 7/14/2027		1,250	1,105
ONEOK, Inc. 5.85% 1/15/2026		27	27
ONEOK, Inc. 5.20% 7/15/2048		582	487
ONEOK, Inc. 4.45% 9/1/2049		1,600	1,196
ONEOK, Inc. 4.50% 3/15/2050		2,000	1,499
Petrobras Global Finance Co. 8.75% 5/23/2026		2,500	2,733
Petrobras Global Finance Co. 7.375% 1/17/2027		1,600	1,676

8	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petróleos Mexicanos 6.875% 10/16/2025	USD	6,250	$6,128
Petróleos Mexicanos 6.875% 8/4/2026		120	114
Petróleos Mexicanos 6.49% 1/23/2027		6,932	6,332
Petróleos Mexicanos 6.50% 1/23/2029		1,716	1,473
Petróleos Mexicanos 8.75% 6/2/2029		5,791	5,438
Petróleos Mexicanos 6.84% 1/23/2030		200	166
Petróleos Mexicanos 6.70% 2/16/2032		8,518	6,705
Petróleos Mexicanos 6.95% 1/28/2060		5,000	3,172
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]		6,090	5,804
Plains All American Pipeline, LP 3.80% 9/15/2030		116	101
PTT Exploration and Production PCL 2.993% 1/15/2030		1,474	1,282
Qatar Petroleum 3.125% 7/12/2041[1]		15,750	12,161
Qatar Petroleum 3.30% 7/12/2051[1]		12,995	9,627
Range Resources Corp. 4.875% 5/15/2025		5,110	4,862
Range Resources Corp. 8.25% 1/15/2029		5,290	5,458
Range Resources Corp. 4.75% 2/15/2030[1]		7,550	6,663
Sanchez Energy Corp. 7.25% 2/15/2023[1,7]		27	—	[8]
Shell International Finance BV 3.875% 11/13/2028		2,750	2,654
Shell International Finance BV 2.75% 4/6/2030		6,441	5,667
Shell International Finance BV 3.25% 4/6/2050		24	17
Shell International Finance BV 3.00% 11/26/2051		15,178	10,350
SM Energy Co. 6.625% 1/15/2027		85	82
SM Energy Co. 6.50% 7/15/2028		1,980	1,901
Southwestern Energy Co. 5.95% 1/23/2025[2]		2,825	2,780
Southwestern Energy Co. 7.75% 10/1/2027		195	199
Southwestern Energy Co. 8.375% 9/15/2028		9,335	9,640
Southwestern Energy Co. 5.375% 2/1/2029		7,215	6,699
Southwestern Energy Co. 5.375% 3/15/2030		8,305	7,590
Southwestern Energy Co. 4.75% 2/1/2032		2,230	1,910
Suburban Propane Partners, LP / Suburban Energy Finance Corp. 5.00% 6/1/2031[1]		4,980	4,239
Sunoco, LP 6.00% 4/15/2027		5,165	5,095
Sunoco, LP 4.50% 5/15/2029		12,015	10,527
Superior Plus, LP and Superior General Partner, Inc. 4.50% 3/15/2029[1]		2,210	1,893
Targa Resources Partners, LP 6.50% 7/15/2027		515	519
Targa Resources Partners, LP 6.875% 1/15/2029		15	15
Total Capital International 3.127% 5/29/2050		12,551	8,924
Transocean Guardian, Ltd. 5.875% 1/15/2024[1]		24	24
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]		216	211
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]		13,480	11,509
Western Gas Partners, LP 4.50% 3/1/2028		7,115	6,567
Western Gas Partners, LP 5.45% 4/1/2044		112	93
Western Midstream Operating, LP 3.35% 2/1/2025[2]		2,165	2,052
Western Midstream Operating, LP 4.75% 8/15/2028		3,005	2,750
Western Midstream Operating, LP 4.30% 2/1/2030[2]		22	19
Western Midstream Operating, LP 5.50% 2/1/2050[2]		200	165
Williams Companies, Inc. 2.60% 3/15/2031		9,000	7,305
Williams Companies, Inc. 4.65% 8/15/2032		7,500	7,004
			842,832

Communication services 7.73%
Alphabet, Inc. 2.25% 8/15/2060		6,030	3,426
Altice France Holding SA 10.50% 5/15/2027[1]		1,520	1,162
Altice France SA 5.125% 7/15/2029[1]		5,813	4,369
América Móvil, SAB de CV, 4.70% 7/21/2032		10,000	9,611
AT&T, Inc. 1.65% 2/1/2028		3,900	3,300
AT&T, Inc. 4.30% 2/15/2030		14,000	13,216
AT&T, Inc. 2.75% 6/1/2031		45	37
AT&T, Inc. 2.25% 2/1/2032		500	393
AT&T, Inc. 2.55% 12/1/2033		386	298
AT&T, Inc. 3.50% 9/15/2053		3	2
AT&T, Inc. 3.55% 9/15/2055		33,161	22,276
Axiata SPV5 Labuan, Ltd. 3.064% 8/19/2050		8,400	5,599
CCO Holdings, LLC 5.00% 2/1/2028[1]		2,190	1,993
CCO Holdings, LLC 6.375% 9/1/2029[1]		13,275	12,501
CCO Holdings, LLC 4.75% 3/1/2030[1]		11,200	9,685
CCO Holdings, LLC 4.50% 8/15/2030[1]		9,135	7,568
CCO Holdings, LLC 4.25% 2/1/2031[1]		4,600	3,700

American Funds Multi-Sector Income Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
CCO Holdings, LLC 4.75% 2/1/2032[1]	USD	8,000	$6,502
CCO Holdings, LLC 4.50% 5/1/2032		2,445	1,951
CCO Holdings, LLC 4.50% 6/1/2033[1]		22,030	16,946
CCO Holdings, LLC 4.25% 1/15/2034[1]		6,500	4,810
Centerfield Media Parent, Inc. 6.625% 8/1/2026[1]		833	534
Charter Communications Operating, LLC 2.30% 2/1/2032		6,600	4,877
Charter Communications Operating, LLC 5.125% 7/1/2049		13	10
Charter Communications Operating, LLC 4.80% 3/1/2050		280	204
Charter Communications Operating, LLC 3.70% 4/1/2051		49,320	30,167
Charter Communications Operating, LLC 3.90% 6/1/2052		710	448
Cogent Communications Group, Inc. 3.50% 5/1/2026[1]		7,815	7,109
Comcast Corp. 2.65% 2/1/2030		200	174
Comcast Corp. 1.50% 2/15/2031		21,000	16,401
Comcast Corp. 3.75% 4/1/2040		15	12
Comcast Corp. 4.00% 3/1/2048		35	28
Connect Finco SARL 6.75% 10/1/2026[1]		230	214
Consolidated Communications, Inc. 5.00% 10/1/2028[1]		1,400	1,034
CSC Holdings, LLC 4.625% 12/1/2030[1]		400	222
Diamond Sports Group, LLC 6.625% 8/15/2027[1]		3,175	36
DIRECTV Financing, LLC 5.875% 8/15/2027[1]		7,770	6,966
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 9.384% 8/2/2027[3,4]		4,234	4,125
DISH Network Corp. 11.75% 11/15/2027[1]		15,850	16,344
Embarq Corp. 7.995% 6/1/2036		475	222
Front Range BidCo, Inc. 6.125% 3/1/2028[1]		7,420	4,224
Frontier Communications Corp. 5.875% 10/15/2027[1]		4,535	4,221
Frontier Communications Corp. 5.00% 5/1/2028[1]		6,465	5,650
Frontier Communications Corp. 6.75% 5/1/2029[1]		6,012	4,982
Frontier Communications Holdings, LLC 5.875% 11/1/2029		9	7
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]		5,105	5,200
Gray Escrow II, Inc. 5.375% 11/15/2031[1]		15,975	11,541
Gray Television, Inc. 7.00% 5/15/2027[1]		6,520	5,792
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 9.23% 12/4/2026[3,4]		1,723	1,598
Lamar Media Corp. 4.875% 1/15/2029		4,530	4,176
Lamar Media Corp. 4.00% 2/15/2030		5,930	5,193
Lamar Media Corp. 3.625% 1/15/2031		7,090	5,871
Level 3 Financing, Inc. 4.25% 7/1/2028[1]		1,710	1,351
Level 3 Financing, Inc. 3.75% 7/15/2029[1]		2,670	1,924
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,6]		1,567	511
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]		4,010	3,576
Meta Platforms, Inc. 3.85% 8/15/2032		60,000	52,968
Meta Platforms, Inc. 4.45% 8/15/2052		40,000	31,994
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]		8,145	6,731
Netflix, Inc. 4.875% 4/15/2028		18,225	17,639
Netflix, Inc. 5.875% 11/15/2028		14,758	14,995
Netflix, Inc. 5.375% 11/15/2029[1]		11,510	11,185
Netflix, Inc. 4.875% 6/15/2030[1]		3,502	3,272
News Corp. 3.875% 5/15/2029[1]		22,325	19,397
News Corp. 5.125% 2/15/2032[1]		7,010	6,389
Nexstar Broadcasting, Inc. 4.75% 11/1/2028[1]		1,840	1,594
Nexstar Escrow Corp. 5.625% 7/15/2027[1]		11,667	10,727
OUTFRONT Media Capital, LLC 4.25% 1/15/2029[1]		3,000	2,493
OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]		1,990	1,650
PLDT, Inc. 2.50% 1/23/2031		5,500	4,314
SBA Tower Trust 1.631% 11/15/2026[1]		4,000	3,403
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]		1,500	1,206
Sirius XM Radio, Inc. 5.00% 8/1/2027[1]		3,175	2,942
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]		9,230	8,051
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]		2,185	1,808
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]		16,500	12,905
Sprint Corp. 7.625% 3/1/2026		837	883
Sprint Corp. 6.875% 11/15/2028		11,460	11,921
Sprint Corp. 8.75% 3/15/2032		4,330	5,163
Tencent Holdings, Ltd. 3.975% 4/11/2029		900	830
Tencent Holdings, Ltd. 3.68% 4/22/2041		1,675	1,234
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]		9,960	6,315

10	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Tencent Holdings, Ltd. 3.24% 6/3/2050	USD	2,105	$1,335
Tencent Holdings, Ltd. 3.84% 4/22/2051		6,015	4,273
Tencent Holdings, Ltd. 3.84% 4/22/2051[1]		2,977	2,115
T-Mobile US, Inc. 3.875% 4/15/2030		300	272
T-Mobile US, Inc. 2.55% 2/15/2031		32,348	26,504
T-Mobile US, Inc. 2.875% 2/15/2031		12,440	10,296
T-Mobile US, Inc. 2.70% 3/15/2032		4,597	3,726
T-Mobile US, Inc. 3.30% 2/15/2051		246	165
T-Mobile US, Inc. 3.40% 10/15/2052		1,160	785
Univision Communications, Inc. 4.50% 5/1/2029[1]		28,995	24,302
Univision Communications, Inc. 7.375% 6/30/2030[1]		9,420	9,014
UPC Broadband Finco BV 4.875% 7/15/2031[1]		8,130	6,779
Verizon Communications, Inc. 1.75% 1/20/2031		14,534	11,310
Verizon Communications, Inc. 2.55% 3/21/2031		14,466	11,932
Verizon Communications, Inc. 2.355% 3/15/2032		11,816	9,398
Verizon Communications, Inc. 2.65% 11/20/2040		2,473	1,678
Verizon Communications, Inc. 3.40% 3/22/2041		3,200	2,419
Verizon Communications, Inc. 2.875% 11/20/2050		707	446
VZ Secured Financing BV 5.00% 1/15/2032[1]		8,090	6,589
Warner Music Group 3.75% 12/1/2029[1]		2,555	2,201
Warner Music Group 3.875% 7/15/2030[1]		8,865	7,652
Warner Music Group 3.00% 2/15/2031[1]		2,410	1,930
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[1]		15,000	12,394
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[1]		30,632	22,387
WarnerMedia Holdings, Inc. 5.391% 3/15/2062[1]		164	120
Ziggo Bond Co. BV 5.125% 2/28/2030[1]		1,300	1,052
Ziggo Bond Finance BV 4.875% 1/15/2030[1]		1,870	1,568
			708,940

Consumer discretionary 7.38%
Affinity Gaming 6.875% 12/15/2027[1]		1,600	1,358
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		5,700	4,552
Allied Universal Holdco, LLC 6.625% 7/15/2026[1]		3,540	3,246
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]		8,140	7,099
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]		12,760	10,563
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]		8,665	6,300
Amazon.com, Inc. 1.65% 5/12/2028		7,330	6,306
Amazon.com, Inc. 4.70% 12/1/2032		5,590	5,551
Arcos Dorados BV 6.125% 5/27/2029[1]		2,000	1,941
Arcos Dorados BV 6.125% 5/27/2029		1,300	1,262
Arcos Dorados Holdings, Inc. 5.875% 4/4/2027		6,900	6,721
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]		11,335	9,565
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]		2,325	1,916
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]		4,810	3,906
AutoNation, Inc. 3.85% 3/1/2032		8,000	6,405
Bath & Body Works, Inc. 6.625% 10/1/2030[1]		5,470	5,142
Bath & Body Works, Inc. 6.875% 11/1/2035		8,667	7,720
Bath & Body Works, Inc. 6.75% 7/1/2036		2,370	2,087
Bayerische Motoren Werke AG 3.45% 4/1/2027[1]		2,075	1,962
Bayerische Motoren Werke AG 3.70% 4/1/2032[1]		1,100	986
Boyd Gaming Corp. 4.75% 12/1/2027		11,120	10,373
Boyd Gaming Corp. 4.75% 6/15/2031[1]		3,500	3,049
Boyne USA, Inc. 4.75% 5/15/2029[1]		16,545	14,664
Caesars Entertainment, Inc. 6.25% 7/1/2025[1]		655	638
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]		12,198	9,949
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]		11,275	11,054
Carnival Corp. 4.00% 8/1/2028[1]		3,500	2,861
CDI Escrow Issuer, Inc. 5.75% 4/1/2030[1]		13,925	12,507
Cedar Fair, LP 5.50% 5/1/2025[1]		11,900	11,791
Clarios Global, LP 6.75% 5/15/2025[1]		180	181
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[1]		2,374	1,999
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]		4,750	3,694
Empire Resorts, Inc. 7.75% 11/1/2026[1]		10,370	8,332
Fertitta Entertainment, Inc. 4.625% 1/15/2029[1]		8,000	6,780
Fertitta Entertainment, Inc. 6.75% 1/15/2030[1]		10,000	8,085
First Student Bidco, Inc. 4.00% 7/31/2029[1]		15,395	12,756
Ford Motor Co. 6.10% 8/19/2032		13,620	12,602

American Funds Multi-Sector Income Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Company, LLC 3.664% 9/8/2024	USD	2,500	$2,386
Ford Motor Credit Company, LLC 5.125% 6/16/2025		5,305	5,112
Ford Motor Credit Company, LLC 4.542% 8/1/2026		455	420
Ford Motor Credit Company, LLC 2.70% 8/10/2026		4,200	3,652
Ford Motor Credit Company, LLC 4.95% 5/28/2027		8,075	7,548
Ford Motor Credit Company, LLC 4.125% 8/17/2027		3,680	3,302
Ford Motor Credit Company, LLC 3.815% 11/2/2027		5,000	4,403
Ford Motor Credit Company, LLC 5.113% 5/3/2029		1,370	1,244
Ford Motor Credit Company, LLC 4.00% 11/13/2030		1,720	1,415
Grand Canyon University 4.375% 10/1/2026		6,750	6,213
Hanesbrands, Inc. 4.625% 5/15/2024[1]		7,120	6,907
Hanesbrands, Inc. 4.875% 5/15/2026[1]		12,889	11,540
Hilton Worldwide Holdings, Inc. 5.75% 5/1/2028[1]		2,070	2,011
Hilton Worldwide Holdings, Inc. 4.875% 1/15/2030		3,460	3,141
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[1]		11,905	9,985
Home Depot, Inc. 2.70% 4/15/2030		50	44
Home Depot, Inc. 3.35% 4/15/2050		130	96
Home Depot, Inc. 2.375% 3/15/2051		10,559	6,346
Hyundai Capital America 1.50% 6/15/2026[1]		2,643	2,293
Hyundai Capital America 2.00% 6/15/2028[1]		3,827	3,124
International Game Technology PLC 5.25% 1/15/2029[1]		18,615	17,378
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]		8,508	6,824
Levi Strauss & Co. 3.50% 3/1/2031[1]		3,075	2,445
Lithia Motors, Inc. 3.875% 6/1/2029[1]		2,745	2,261
Lithia Motors, Inc. 4.375% 1/15/2031[1]		250	204
Lowe’s Companies, Inc. 5.625% 4/15/2053		6,000	5,778
Marriott International, Inc. 2.85% 4/15/2031		315	256
Marriott International, Inc. 3.50% 10/15/2032		7,970	6,652
Marriott International, Inc. 2.75% 10/15/2033		1,846	1,414
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]		7,540	6,265
McDonald’s Corp. 4.60% 9/9/2032		21,560	21,149
McDonald’s Corp. 5.15% 9/9/2052		13,425	12,952
Meituan Dianping 3.05% 10/28/2030		11,200	8,648
Meituan Dianping 3.05% 10/28/2030[1]		1,400	1,081
Melco International Development, Ltd. 5.375% 12/4/2029[1]		3,040	2,444
MercadoLibre, Inc. 2.375% 1/14/2026		300	269
MercadoLibre, Inc. 3.125% 1/14/2031		8,276	6,409
Merlin Entertainment 5.75% 6/15/2026[1]		200	188
MGM Resorts International 6.00% 3/15/2023		75	75
MGM Resorts International 5.75% 6/15/2025		4,050	3,942
MGM Resorts International 5.50% 4/15/2027		53	49
Mohegan Gaming & Entertainment 8.00% 2/1/2026[1]		6,925	6,489
Motel 6 Operating, LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 9.318% 9/9/2026[3,4]		1,954	1,929
NCL Corp., Ltd. 5.875% 3/15/2026[1]		1,250	984
NCL Corp., Ltd. 5.875% 2/15/2027[1]		2,280	1,978
NCL Corp., Ltd. 7.75% 2/15/2029[1]		2,925	2,205
NCL Finance, Ltd. 6.125% 3/15/2028[1]		2,500	1,849
Neiman Marcus Group, LLC 7.125% 4/1/2026[1]		8,120	7,625
New SK Holdco SUB, LLC, Term Loan, (30-day Average USD-SOFR + 6.75%) 1.50% PIK and 10.71% Cash 6/30/2027[3,4,6]		10	9
Panther BF Aggregator 2, LP 6.25% 5/15/2026[1]		140	137
Panther BF Aggregator 2, LP 8.50% 5/15/2027[1]		5,170	5,059
Party City Holdings, Inc. 6.125% 8/15/2023[1]		50	3
Party City Holdings, Inc. 8.75% 2/15/2026[1]		24,400	7,076
PECF USS Intermediate Holding III Corp. 8.00% 11/15/2029[1]		3,130	2,038
Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]		6,000	4,432
Premier Entertainment Sub, LLC 5.875% 9/1/2031[1]		6,000	4,252
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]		12,260	9,926
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028		4,780	3,521
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]		14,800	11,837
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]		20,090	20,216
Sally Holdings, LLC 5.625% 12/1/2025		1,600	1,544
Sands China, Ltd. 4.875% 6/18/2030		6,700	5,897
Sands China, Ltd. 3.75% 8/8/2031[2]		10,000	7,883
Scientific Games Corp. 8.625% 7/1/2025[1]		1,915	1,957
Scientific Games Corp. 7.00% 5/15/2028[1]		5,555	5,309

12	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Scientific Games Corp. 7.25% 11/15/2029[1]	USD	6,815	$6,555
Scientific Games Holdings, LP 6.625% 3/1/2030[1]		12,685	10,731
Six Flags Theme Parks, Inc. 7.00% 7/1/2025[1]		159	160
Sonic Automotive, Inc. 4.625% 11/15/2029[1]		13,520	10,843
Sonic Automotive, Inc. 4.875% 11/15/2031[1]		7,935	6,249
Stellantis Finance US, Inc. 1.711% 1/29/2027[1]		1,039	893
Stellantis Finance US, Inc. 5.625% 1/12/2028[1]		1,987	1,971
Stellantis Finance US, Inc. 6.375% 9/12/2032[1]		13,681	13,546
Studio City Co., Ltd. 7.00% 2/15/2027[1]		5,545	5,194
Toyota Motor Credit Corp. 1.90% 1/13/2027		9,470	8,464
Universal Entertainment Corp. 8.50% 12/11/2024[1]		8,580	8,015
Vail Resorts, Inc. 6.25% 5/15/2025[1]		9,932	9,949
Volkswagen Group of America Finance, LLC 3.125% 5/12/2023[1]		248	246
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]		19,855	18,736
Wheel Pros, Inc. 6.50% 5/15/2029[1]		14,750	5,236
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 8.825% 5/11/2028[3,4]		9,975	6,812
Wyndham Worldwide Corp. 4.375% 8/15/2028[1]		13,385	12,030
Wynn Las Vegas, LLC 4.25% 5/30/2023[1]		13,241	13,070
Wynn Resorts Finance, LLC 7.75% 4/15/2025[1]		5,020	5,000
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]		5,300	4,551
			676,174

Industrials 5.97%
Allegiant Travel Co. 7.25% 8/15/2027[1]		10,511	10,013
Ashtead Capital, Inc. 5.50% 8/11/2032[1]		21,460	20,589
Atkore, Inc. 4.25% 6/1/2031[1]		5,750	4,939
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 7.134% 9/22/2028[3,4]		3,960	3,910
ATS Automation Tooling Systems, Inc. 4.125% 12/15/2028[1]		225	194
BOC Aviation, Ltd. 3.00% 9/11/2029		2,579	2,237
BOC Aviation, Ltd. 2.625% 9/17/2030		1,121	928
Boeing Company 1.167% 2/4/2023		250	249
Boeing Company 4.508% 5/1/2023		725	724
Boeing Company 2.75% 2/1/2026		500	464
Boeing Company 2.196% 2/4/2026		25	23
Boeing Company 3.25% 2/1/2028		1,078	981
Boeing Company 5.15% 5/1/2030		13,333	13,041
Boeing Company 3.625% 2/1/2031		4,738	4,163
Boeing Company 3.50% 3/1/2039		7,463	5,408
Boeing Company 5.705% 5/1/2040		14,095	13,501
Boeing Company 3.75% 2/1/2050		83	57
Boeing Company 5.805% 5/1/2050		7,924	7,387
Bombardier, Inc. 7.125% 6/15/2026[1]		13,665	13,283
Bombardier, Inc. 7.875% 4/15/2027[1]		13,400	13,025
Bombardier, Inc. 6.00% 2/15/2028[1]		10,940	10,130
Builders FirstSource, Inc. 4.25% 2/1/2032[1]		1,780	1,446
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050		750	578
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051		479	351
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052		23,990	16,109
BWX Technologies, Inc. 4.125% 6/30/2028[1]		8,135	7,338
BWX Technologies, Inc. 4.125% 4/15/2029[1]		3,415	2,994
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026		435	388
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031		469	390
Canadian Pacific Railway, Ltd. 3.00% 12/2/2041		423	321
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051		23,487	15,899
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]		4,910	4,260
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]		4,470	3,807
CoreLogic, Inc. 4.50% 5/1/2028[1]		7,500	5,764
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 10.938% 6/4/2029[3,4]		4,225	3,070
Cornerstone Building Brands, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 7.568% 4/12/2028[3,4]		144	130
Covanta Holding Corp. 4.875% 12/1/2029[1]		8,120	6,663
CSX Corp. 4.50% 3/15/2049		25	22
CSX Corp. 2.50% 5/15/2051		37,495	22,944
Dun & Bradstreet Corp. 5.00% 12/15/2029[1]		13,398	11,483
Eaton Corp. 4.15% 3/15/2033		7,589	7,079
Eaton Corp. 4.70% 8/23/2052		3,778	3,440

American Funds Multi-Sector Income Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[1]	USD	400	$336
General Dynamics Corp. 1.15% 6/1/2026		5,600	4,979
General Dynamics Corp. 3.625% 4/1/2030		5,230	4,873
GFL Environmental, Inc. 4.00% 8/1/2028[1]		4,500	3,853
Gol Finance SA 8.00% 6/30/2026		823	490
Harsco Corp. 5.75% 7/31/2027[1]		11,774	9,315
Honeywell International, Inc. 2.70% 8/15/2029		7,040	6,274
Howmet Aerospace, Inc. 6.875% 5/1/2025		3	3
JELD-WEN Holding, Inc. 4.875% 12/15/2027[1]		2,050	1,546
LABL Escrow Issuer, LLC 10.50% 7/15/2027[1]		665	620
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]		4,305	4,189
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034		3,785	3,683
Lockheed Martin Corp. 5.10% 11/15/2027		6,087	6,232
Lockheed Martin Corp. 1.85% 6/15/2030		250	206
Lockheed Martin Corp. 5.25% 1/15/2033		12,255	12,675
Lockheed Martin Corp. 2.80% 6/15/2050		2,815	1,909
Lockheed Martin Corp. 5.70% 11/15/2054		5,720	6,031
Lockheed Martin Corp. 5.90% 11/15/2063		1,368	1,479
LSC Communications, Inc. 8.75% 10/15/2023[1,5,7]		45	—	[8]
Masco Corp. 2.00% 2/15/2031		48	37
Mexico City Airport Trust 4.25% 10/31/2026		5,400	5,160
Mexico City Airport Trust 3.875% 4/30/2028		5,800	5,314
Mexico City Airport Trust 5.50% 7/31/2047		7,300	5,638
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]		6,008	5,986
Moog, Inc. 4.25% 12/9/2027[1]		5,516	5,112
Mueller Water Products, Inc. 4.00% 6/15/2029[1]		1,200	1,056
Norfolk Southern Corp. 3.05% 5/15/2050		16,043	10,818
PGT Innovations, Inc. 4.375% 10/1/2029[1]		7,830	6,566
PM General Purchaser, LLC 9.50% 10/1/2028[1]		8,000	6,111
Raytheon Technologies Corp. 1.90% 9/1/2031		1,515	1,193
Raytheon Technologies Corp. 2.82% 9/1/2051		28,515	18,602
Republic Services, Inc. 1.45% 2/15/2031		18,975	14,674
Republic Services, Inc. 2.375% 3/15/2033		1,390	1,113
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]		2,830	2,451
Rolls-Royce PLC 5.75% 10/15/2027[1]		6,230	5,944
Sensata Technologies Holding BV 4.00% 4/15/2029[1]		13,995	12,090
Sensata Technologies, Inc. 3.75% 2/15/2031[1]		150	124
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]		770	725
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 7.993% 10/20/2027[3,4]		750	766
Spirit AeroSystems, Inc. 4.60% 6/15/2028		9,950	8,050
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]		9,109	9,600
SRS Distribution, Inc. 4.625% 7/1/2028[1]		5,810	5,158
Stericycle, Inc. 3.875% 1/15/2029[1]		11,010	9,621
TransDigm, Inc. 6.25% 3/15/2026[1]		5,095	5,036
TransDigm, Inc. 5.50% 11/15/2027		3,400	3,200
TransDigm, Inc. 4.625% 1/15/2029		8,765	7,722
TransDigm, Inc. 4.875% 5/1/2029		1,990	1,738
Triumph Group, Inc. 6.25% 9/15/2024[1]		13,000	12,344
Uber Technologies, Inc. 8.00% 11/1/2026[1]		13,360	13,433
Union Pacific Corp. 2.80% 2/14/2032		12,330	10,679
Union Pacific Corp. 4.30% 3/1/2049		75	64
Union Pacific Corp. 3.25% 2/5/2050		13	9
Union Pacific Corp. 2.95% 3/10/2052		26,515	18,053
United Airlines, Inc. 4.375% 4/15/2026[1]		1,620	1,504
United Airlines, Inc. 4.625% 4/15/2029[1]		1,315	1,147
United Rentals, Inc. 5.25% 1/15/2030		5,300	4,989
United Rentals, Inc. 3.75% 1/15/2032		4,600	3,759
Waste Management, Inc. 2.50% 11/15/2050		6,715	4,214
WESCO Distribution, Inc. 7.125% 6/15/2025[1]		1,975	2,004
WESCO Distribution, Inc. 7.25% 6/15/2028[1]		6,985	7,091
			547,310

Health care 5.72%
AbbVie, Inc. 4.05% 11/21/2039		1,500	1,290
AbbVie, Inc. 4.25% 11/21/2049		325	271
AmerisourceBergen Corp. 2.80% 5/15/2030		3,865	3,287
AmerisourceBergen Corp. 2.70% 3/15/2031		6,634	5,523

14	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Amgen, Inc. 3.00% 2/22/2029	USD	425	$377
Amgen, Inc. 4.05% 8/18/2029		11,250	10,538
Amgen, Inc. 4.20% 3/1/2033		14,000	12,996
Amgen, Inc. 3.375% 2/21/2050		6,371	4,458
Amgen, Inc. 3.00% 1/15/2052		100	64
Amgen, Inc. 4.875% 3/1/2053		5,675	5,064
AstraZeneca Finance, LLC 1.75% 5/28/2028		5,266	4,530
AstraZeneca Finance, LLC 2.25% 5/28/2031		65	54
AstraZeneca PLC 1.375% 8/6/2030		56	44
Avantor Funding, Inc. 4.625% 7/15/2028[1]		5,615	5,114
Avantor Funding, Inc. 3.875% 11/1/2029[1]		18,375	15,454
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]		1,670	1,172
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]		765	401
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]		2,430	1,921
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]		200	136
Bausch Health Companies, Inc. 7.00% 1/15/2028[1]		2,375	1,152
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]		660	318
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]		14,685	7,057
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]		795	385
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]		1,220	587
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]		20,949	10,179
Baxter International, Inc. 1.915% 2/1/2027		2,150	1,909
Baxter International, Inc. 2.272% 12/1/2028		1,125	962
Baxter International, Inc. 2.539% 2/1/2032		21,380	17,040
Becton, Dickinson and Company 4.298% 8/22/2032		10,000	9,390
Boston Scientific Corp. 2.65% 6/1/2030		4,484	3,841
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]		4,785	4,460
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]		12,090	9,642
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]		6,015	4,757
Centene Corp. 2.45% 7/15/2028		24,620	20,828
Centene Corp. 4.625% 12/15/2029		30,621	28,052
Centene Corp. 3.375% 2/15/2030		644	546
Centene Corp. 3.00% 10/15/2030		610	501
Centene Corp. 2.50% 3/1/2031		3,280	2,573
Centene Corp. 2.625% 8/1/2031		4,440	3,498
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]		3,618	3,338
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]		5,730	5,076
Charles River Laboratories International, Inc. 4.00% 3/15/2031[1]		2,340	2,027
Cigna Corp. 2.375% 3/15/2031		46	38
Community Health Systems, Inc. 5.625% 3/15/2027[1]		180	155
Community Health Systems, Inc. 6.00% 1/15/2029[1]		165	138
Community Health Systems, Inc. 6.875% 4/15/2029[1]		1,200	619
CVS Health Corp. 1.75% 8/21/2030		3,625	2,865
DaVita, Inc. 4.625% 6/1/2030[1]		3,470	2,799
Encompass Health Corp. 4.50% 2/1/2028		3,442	3,132
Encompass Health Corp. 4.75% 2/1/2030		3,490	3,070
Endo DAC 6.00% 6/30/2028[1,7]		1,100	61
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 4/1/2029[1]		3,610	2,745
GE Healthcare Holding, LLC 5.857% 3/15/2030[1]		2,710	2,780
GE Healthcare Holding, LLC 5.905% 11/22/2032[1]		15,140	15,736
GE Healthcare Holding, LLC 6.377% 11/22/2052[1]		3,075	3,285
Gilead Sciences, Inc. 2.80% 10/1/2050		225	145
Grifols Escrow Issuer SA 4.75% 10/15/2028[1]		1,510	1,306
HCA, Inc. 5.375% 9/1/2026		425	421
HCA, Inc. 5.625% 9/1/2028		4,360	4,344
HCA, Inc. 5.875% 2/1/2029		2,870	2,867
HCA, Inc. 2.375% 7/15/2031		10,953	8,553
HCA, Inc. 4.625% 3/15/2052[1]		2,771	2,169
HealthEquity, Inc. 4.50% 10/1/2029[1]		7,590	6,642
Humana, Inc. 3.70% 3/23/2029		225	206
IMS Health Holdings, Inc. 5.00% 10/15/2026[1]		10,395	9,949
Johnson & Johnson 2.10% 9/1/2040		108	75
Kaiser Foundation Hospitals 2.81% 6/1/2041		355	259
Molina Healthcare, Inc. 4.375% 6/15/2028[1]		5,681	5,194
Molina Healthcare, Inc. 3.875% 5/15/2032[1]		11,930	9,924
Mozart Debt Merger Sub, Inc. 3.875% 4/1/2029[1]		2,000	1,616
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[1]		13,995	11,141

American Funds Multi-Sector Income Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Novartis Capital Corp. 1.75% 2/14/2025	USD	32	$30
Novartis Capital Corp. 2.00% 2/14/2027		329	300
Option Care Health, Inc. 4.375% 10/31/2029[1]		3,560	3,119
Owens & Minor, Inc. 6.625% 4/1/2030[1]		4,480	3,856
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]		450	343
Partners HealthCare System, Inc. 3.192% 7/1/2049		42	29
Pfizer, Inc. 3.45% 3/15/2029		383	362
Radiology Partners, Inc. 9.25% 2/1/2028[1]		12,830	7,222
Rede D’Or Finance SARL 4.95% 1/17/2028		590	546
Rede D’Or Finance SARL 4.50% 1/22/2030		5,865	5,056
Roche Holdings, Inc. 1.93% 12/13/2028[1]		4,670	4,000
Roche Holdings, Inc. 2.076% 12/13/2031[1]		4,653	3,798
Roche Holdings, Inc. 2.607% 12/13/2051[1]		791	516
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]		5,735	4,387
Select Medical Holdings Corp. 6.25% 8/15/2026[1]		6,196	5,904
Summa Health 3.511% 11/15/2051		1,325	899
Surgery Center Holdings 10.00% 4/15/2027[1]		3,802	3,875
Syneos Health, Inc. 3.625% 1/15/2029[1]		1,559	1,244
Tenet Healthcare Corp. 4.625% 7/15/2024		771	753
Tenet Healthcare Corp. 4.625% 9/1/2024[1]		5,000	4,864
Tenet Healthcare Corp. 4.875% 1/1/2026[1]		2,135	2,023
Tenet Healthcare Corp. 5.125% 11/1/2027[1]		3,270	3,049
Tenet Healthcare Corp. 6.125% 10/1/2028[1]		10,640	9,549
Tenet Healthcare Corp. 4.375% 1/15/2030[1]		6,000	5,204
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024		788	774
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026		24,675	21,628
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027		21,075	19,076
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028		24,260	23,709
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029		22,085	19,696
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046		7,000	4,295
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032		1,397	1,421
UnitedHealth Group, Inc. 5.30% 2/15/2030		8,500	8,780
UnitedHealth Group, Inc. 5.35% 2/15/2033		8,500	8,797
UnitedHealth Group, Inc. 2.90% 5/15/2050		10,868	7,404
UnitedHealth Group, Inc. 3.25% 5/15/2051		221	159
UnitedHealth Group, Inc. 4.75% 5/15/2052		1,210	1,124
UnitedHealth Group, Inc. 5.875% 2/15/2053		4,300	4,671
UnitedHealth Group, Inc. 4.95% 5/15/2062		159	150
UnitedHealth Group, Inc. 6.05% 2/15/2063		124	135
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[1]		14,460	12,314
Zoetis, Inc. 5.60% 11/16/2032		6,400	6,655
			524,762

Utilities 5.37%
AEP Transmission Co., LLC 2.75% 8/15/2051		2,476	1,582
AES Panama Generation Holdings SRL 4.375% 5/31/2030		3,893	3,391
AES Panama Generation Holdings SRL 4.375% 5/31/2030[1]		875	762
Alabama Power Co. 3.94% 9/1/2032		15,000	13,821
Alfa Desarrollo SpA 4.55% 9/27/2051[1]		7,119	5,422
Alliant Energy Finance, LLC 3.60% 3/1/2032[1]		3,254	2,815
American Electric Power Company, Inc. 1.00% 11/1/2025		25	22
AmeriGas Partners, LP 5.625% 5/20/2024		175	170
Calpine Corp. 5.125% 3/15/2028[1]		1,070	957
CenterPoint Energy, Inc. 2.90% 7/1/2050		15,735	10,660
CenterPoint Energy, Inc. 3.35% 4/1/2051		7,907	5,861
CenterPoint Energy, Inc. 3.60% 3/1/2052		432	334
Cleveland Electric Illuminating Co. 4.55% 11/15/2030[1]		205	192
Connecticut Light and Power Co. 2.05% 7/1/2031		175	141
Consorcio Transmantaro SA 4.70% 4/16/2034		1,000	912
Consumers Energy Co. 3.80% 11/15/2028		2,000	1,903
Consumers Energy Co. 3.60% 8/15/2032		6,175	5,644
Consumers Energy Co. 3.25% 8/15/2046		1,841	1,334
Consumers Energy Co. 3.10% 8/15/2050		3,643	2,548
Consumers Energy Co. 3.50% 8/1/2051		5,605	4,251
Consumers Energy Co. 2.65% 8/15/2052		13,113	8,314
DPL, Inc. 4.125% 7/1/2025		7,600	7,153
DTE Electric Co. 2.625% 3/1/2031		16,599	14,154

16	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
DTE Electric Co. 3.65% 3/1/2052	USD	2,100	$1,635
DTE Energy Company 1.90% 4/1/2028		1,010	880
Duke Energy Carolinas, LLC 2.45% 8/15/2029		11,006	9,461
Duke Energy Corp. 3.50% 6/15/2051		4,723	3,300
Duke Energy Corp. 5.00% 8/15/2052		8,000	7,142
Duke Energy Florida, LLC 1.75% 6/15/2030		74	59
Duke Energy Florida, LLC 5.95% 11/15/2052		3,200	3,426
Duke Energy Progress, LLC 2.00% 8/15/2031		3,925	3,111
Duke Energy Progress, LLC 2.50% 8/15/2050		1,099	664
Edison International 4.95% 4/15/2025		130	128
Edison International 5.75% 6/15/2027		4,454	4,475
Edison International 4.125% 3/15/2028		2,779	2,583
Edison International 6.95% 11/15/2029		4,000	4,186
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2049)[2]		4,000	3,354
Emera US Finance, LP 2.639% 6/15/2031		3,395	2,667
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]		500	398
Empresas Publicas de Medellin ESP 4.25% 7/18/2029		200	159
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]		950	740
Enel Finance International SA 7.50% 10/14/2032[1]		3,200	3,391
Enfragen Energia Sur SA 5.375% 12/30/2030		6,300	4,419
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]		7,170	6,254
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[1]		3,000	2,435
ENN Energy Holdings, Ltd. 2.625% 9/17/2030		1,000	812
Entergy Corp. 2.40% 6/15/2031		6,150	4,900
Entergy Louisiana, LLC 2.35% 6/15/2032		10,000	7,974
Entergy Louisiana, LLC 4.75% 9/15/2052		6,650	6,005
FirstEnergy Corp. 4.10% 5/15/2028[1]		834	786
FirstEnergy Corp. 2.65% 3/1/2030		13,862	11,327
FirstEnergy Corp. 2.25% 9/1/2030		1,518	1,208
FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]		11,954	11,658
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]		2,961	2,589
Florida Power & Light Company 2.45% 2/3/2032		1,046	874
Florida Power & Light Company 2.875% 12/4/2051		18,685	12,621
Instituto Costarricense de Electricidad 6.75% 10/7/2031		4,900	4,726
Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]		350	335
ITC Holdings Corp. 3.35% 11/15/2027		1,169	1,078
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]		50	48
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]		4,202	3,404
Monongahela Power Co. 3.55% 5/15/2027[1]		1,775	1,671
NextEra Energy Capital Holdings, Inc. 0.65% 3/1/2023		5,300	5,264
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/2030		13,405	11,054
NiSource Finance Corp. 5.00% 6/15/2052		3,049	2,790
Northern States Power Co. 2.60% 6/1/2051		2,870	1,832
Northern States Power Co. 4.50% 6/1/2052		138	126
Oncor Electric Delivery Company, LLC 2.75% 5/15/2030		7,530	6,576
Oncor Electric Delivery Company, LLC 4.15% 6/1/2032[1]		1,892	1,792
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032[1]		1,875	1,842
Oncor Electric Delivery Company, LLC 3.75% 4/1/2045		9,121	7,376
Oncor Electric Delivery Company, LLC 3.10% 9/15/2049		3,256	2,320
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051		8,174	5,377
Pacific Gas and Electric Co. 2.95% 3/1/2026		258	237
Pacific Gas and Electric Co. 3.30% 3/15/2027		373	332
Pacific Gas and Electric Co. 2.10% 8/1/2027		17,728	15,167
Pacific Gas and Electric Co. 3.30% 12/1/2027		183	162
Pacific Gas and Electric Co. 3.00% 6/15/2028		54	47
Pacific Gas and Electric Co. 3.75% 7/1/2028		1,094	972
Pacific Gas and Electric Co. 4.65% 8/1/2028		125	115
Pacific Gas and Electric Co. 4.55% 7/1/2030		13,487	12,256
Pacific Gas and Electric Co. 2.50% 2/1/2031		14,836	11,545
Pacific Gas and Electric Co. 3.25% 6/1/2031		9,497	7,743
Pacific Gas and Electric Co. 3.30% 8/1/2040		920	626
Pacific Gas and Electric Co. 3.75% 8/15/2042		850	573
Pacific Gas and Electric Co. 3.50% 8/1/2050		11,405	7,127
PG&E Corp. 5.00% 7/1/2028		1,610	1,472
PG&E Corp. 5.25% 7/1/2030		11,890	10,838
Progress Energy, Inc. 7.75% 3/1/2031		4,359	4,951

American Funds Multi-Sector Income Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Progress Energy, Inc. 7.00% 10/30/2031	USD	2,389	$2,613
Public Service Company of Colorado 1.90% 1/15/2031		2,784	2,241
Public Service Company of Colorado 1.875% 6/15/2031		6,542	5,224
Public Service Electric and Gas Co. 3.20% 5/15/2029		2,231	2,029
Public Service Electric and Gas Co. 3.10% 3/15/2032		4,663	4,089
Public Service Electric and Gas Co. 2.05% 8/1/2050		3,087	1,735
Southern California Edison Co. 0.975% 8/1/2024		2,240	2,096
Southern California Edison Co. 4.70% 6/1/2027		22,772	22,335
Southern California Edison Co. 3.65% 3/1/2028		1,000	934
Southern California Edison Co. 4.20% 3/1/2029		165	157
Southern California Edison Co. 2.85% 8/1/2029		1,352	1,178
Southern California Edison Co. 2.25% 6/1/2030		819	676
Southern California Edison Co. 2.50% 6/1/2031		11,057	9,139
Southern California Edison Co. 2.75% 2/1/2032		4,175	3,508
Southern California Edison Co. 3.65% 2/1/2050		3,360	2,470
Southern California Edison Co. 2.95% 2/1/2051		145	94
Southern California Edison Co. 3.65% 6/1/2051		1,001	733
Southern California Edison Co., Series C, 3.60% 2/1/2045		2,643	1,907
Southwestern Electric Power Co. 3.25% 11/1/2051		4,154	2,749
State Grid Overseas Investment, Ltd. 4.375% 5/22/2043		2,800	2,514
State Grid Overseas Investment, Ltd. 4.85% 5/7/2044		2,000	1,902
Talen Energy Corp. 10.50% 1/15/2026[1,7]		7,960	3,821
Talen Energy Corp. 7.25% 5/15/2027[1]		1,255	1,305
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.008% 11/13/2023[3,4]		2,840	2,868
Tampa Electric Co. 3.625% 6/15/2050		1,075	783
Tampa Electric Co. 5.00% 7/15/2052		1,737	1,594
Union Electric Co. 2.15% 3/15/2032		2,850	2,260
Union Electric Co. 3.90% 4/1/2052		2,395	1,942
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]		12,680	11,117
Virginia Electric and Power Co. 2.875% 7/15/2029		4,095	3,615
Virginia Electric and Power Co. 2.30% 11/15/2031		8,380	6,766
Virginia Electric and Power Co. 2.40% 3/30/2032		8,169	6,623
Virginia Electric and Power Co. 2.45% 12/15/2050		180	108
WEC Energy Group, Inc. 5.15% 10/1/2027		3,350	3,392
Wisconsin Power and Light Co. 1.95% 9/16/2031		2,240	1,763
Wisconsin Power and Light Co. 3.95% 9/1/2032		1,660	1,524
Xcel Energy, Inc. 3.35% 12/1/2026		1,130	1,063
Xcel Energy, Inc. 1.75% 3/15/2027		4,217	3,700
Xcel Energy, Inc. 2.60% 12/1/2029		181	155
Xcel Energy, Inc. 3.40% 6/1/2030		16,744	14,977
Xcel Energy, Inc. 2.35% 11/15/2031		1,660	1,331
Xcel Energy, Inc. 3.50% 12/1/2049		2,360	1,732
			492,500

Consumer staples 5.02%
7-Eleven, Inc. 0.95% 2/10/2026[1]		365	320
7-Eleven, Inc. 1.30% 2/10/2028[1]		340	282
7-Eleven, Inc. 1.80% 2/10/2031[1]		15,572	11,928
7-Eleven, Inc. 2.50% 2/10/2041[1]		900	597
7-Eleven, Inc. 2.80% 2/10/2051[1]		10,815	6,667
Albertsons Companies, Inc. 3.50% 3/15/2029[1]		3,185	2,679
Altria Group, Inc. 3.40% 5/6/2030		2,696	2,311
Altria Group, Inc. 3.875% 9/16/2046		18,606	12,510
Altria Group, Inc. 4.45% 5/6/2050		13,286	9,464
Altria Group, Inc. 3.70% 2/4/2051		27,559	17,364
Anheuser-Busch Companies, LLC 4.90% 2/1/2046		9,051	8,274
Anheuser-Busch InBev NV 4.60% 4/15/2048		39,050	34,132
Anheuser-Busch InBev NV 4.439% 10/6/2048		180	155
Anheuser-Busch InBev NV 5.55% 1/23/2049		14,070	13,989
B&G Foods, Inc. 5.25% 4/1/2025		10,870	9,548
B&G Foods, Inc. 5.25% 9/15/2027		5,735	4,407
British American Tobacco PLC 2.726% 3/25/2031		2,750	2,152
British American Tobacco PLC 4.54% 8/15/2047		186	132
British American Tobacco PLC 4.758% 9/6/2049		512	373
British American Tobacco PLC 3.984% 9/25/2050		34,940	22,996
British American Tobacco PLC 5.65% 3/16/2052		2,532	2,098

18	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Central Garden & Pet Co. 4.125% 10/15/2030	USD	3,600	$2,963
Central Garden & Pet Co. 4.125% 4/30/2031[1]		18,275	15,152
Conagra Brands, Inc. 1.375% 11/1/2027		5,135	4,286
Conagra Brands, Inc. 5.30% 11/1/2038		2	2
Conagra Brands, Inc. 5.40% 11/1/2048		15,000	13,938
Constellation Brands, Inc. 2.875% 5/1/2030		1,040	888
Constellation Brands, Inc. 2.25% 8/1/2031		20,750	16,536
Constellation Brands, Inc. 4.75% 5/9/2032		244	236
Darling Ingredients, Inc. 5.25% 4/15/2027[1]		2,055	1,981
Darling Ingredients, Inc. 6.00% 6/15/2030[1]		16,970	16,611
Edgewell Personal Care Co. 5.50% 6/1/2028[1]		5,550	5,200
Energizer Holdings, Inc. 4.375% 3/31/2029[1]		3,320	2,821
Imperial Tobacco Finance PLC 6.125% 7/27/2027[1]		5,470	5,453
Ingles Markets, Inc. 4.00% 6/15/2031[1]		11,345	9,556
InRetail Consumer 3.25% 3/22/2028[1]		1,100	947
Kraft Heinz Company 4.375% 6/1/2046		10,880	8,891
Kraft Heinz Company 5.50% 6/1/2050		4,500	4,326
Kroger Co. 3.95% 1/15/2050		11,840	9,249
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]		6,070	5,258
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]		14,720	12,126
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]		7,985	7,063
MARB BondCo PLC 3.95% 1/29/2031[1]		2,577	1,983
Marfrig Global Foods SA 3.95% 1/29/2031		5,000	3,848
Minerva Luxembourg SA 4.375% 3/18/2031		5,300	4,359
Natura Cosmeticos SA 4.125% 5/3/2028[1]		3,800	3,105
NBM US Holdings, Inc. 6.625% 8/6/2029[9]		500	484
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 8.48% 10/1/2026[3,4]		13,541	13,002
PepsiCo, Inc. 1.625% 5/1/2030		6	5
PepsiCo, Inc. 1.40% 2/25/2031		34	27
PepsiCo, Inc. 1.95% 10/21/2031		2,459	1,994
PepsiCo, Inc. 2.75% 10/21/2051		7,077	4,930
Performance Food Group, Inc. 5.50% 10/15/2027[1]		4,105	3,880
Performance Food Group, Inc. 4.25% 8/1/2029[1]		12,433	10,789
Philip Morris International, Inc. 5.125% 11/17/2027		16,032	16,178
Philip Morris International, Inc. 3.375% 8/15/2029		37	33
Philip Morris International, Inc. 5.625% 11/17/2029		9,826	9,991
Philip Morris International, Inc. 1.75% 11/1/2030		2,713	2,131
Philip Morris International, Inc. 5.75% 11/17/2032		11,020	11,269
Philip Morris International, Inc. 4.125% 3/4/2043		12	10
Philip Morris International, Inc. 4.25% 11/10/2044		15	12
Post Holdings, Inc. 5.625% 1/15/2028[1]		7,370	6,949
Post Holdings, Inc. 5.50% 12/15/2029[1]		8,255	7,487
Post Holdings, Inc. 4.625% 4/15/2030[1]		12,811	11,079
Post Holdings, Inc. 4.50% 9/15/2031[1]		2,000	1,685
Prestige Brands International, Inc. 5.125% 1/15/2028[1]		5,345	5,026
Prestige Brands International, Inc. 3.75% 4/1/2031[1]		5,985	4,943
PT Indofood CBP Sukses Makmur Tbk 3.398% 6/9/2031		2,847	2,371
PT Indofood CBP Sukses Makmur Tbk 3.541% 4/27/2032		4,898	4,042
PT Indofood CBP Sukses Makmur Tbk 4.745% 6/9/2051		560	414
Simmons Foods, Inc. 4.625% 3/1/2029[1]		16,820	13,713
US Foods, Inc. 4.625% 6/1/2030[1]		7,670	6,764
Wal-Mart Stores, Inc. 4.15% 9/9/2032		1,350	1,319
Wal-Mart Stores, Inc. 4.50% 9/9/2052		680	651
			460,334

Materials 4.87%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]		300	290
Allegheny Technologies, Inc. 4.875% 10/1/2029		12,115	10,722
Allegheny Technologies, Inc. 5.125% 10/1/2031		6,060	5,366
Alpek, SAB de CV, 3.25% 2/25/2031		3,000	2,504
Alpek, SAB de CV, 3.25% 2/25/2031[1]		1,100	918
Anglo American Capital PLC 2.625% 9/10/2030[1]		5,960	4,857
Anglo American Capital PLC 2.875% 3/17/2031[1]		561	459
Anglo American Capital PLC 3.95% 9/10/2050[1]		206	151
Arconic Corp. 6.00% 5/15/2025[1]		115	113
Ardagh Group SA 6.50% Cash 6/30/2027[1,6]		7,753	5,405

American Funds Multi-Sector Income Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[1]	USD	19,300	$15,332
Ardagh Packaging Finance 5.25% 8/15/2027[1]		6,000	4,496
Ardagh Packaging Finance PLC 5.25% 4/30/2025[1]		700	667
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]		11,005	10,190
Ball Corp. 6.875% 3/15/2028		23,230	23,891
Bluestar Finance Holdings, Ltd. 3.875% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 6.651% on 6/24/2023)[2]		4,580	4,546
Braskem Idesa SAPI 7.45% 11/15/2029		4,900	3,876
Braskem Idesa SAPI 7.45% 11/15/2029[1]		2,150	1,701
Braskem Idesa SAPI 6.99% 2/20/2032		18,525	13,259
Braskem Idesa SAPI 6.99% 2/20/2032[1]		5,880	4,208
Braskem Netherlands Finance BV 4.50% 1/31/2030[1]		1,170	998
Braskem SA 4.50% 1/31/2030		850	725
Braskem SA 5.875% 1/31/2050[1]		400	311
BWAY Parent Co., Inc. 5.50% 4/15/2024[1]		1,995	1,944
CAN-PACK SA 3.875% 11/15/2029[1]		12,535	9,895
Celanese US Holdings, LLC 6.379% 7/15/2032		7,286	6,949
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]		260	261
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		160	153
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]		1,850	1,636
CSN Resources SA 5.875% 4/8/2032		640	536
CVR Partners, LP 6.125% 6/15/2028[1]		5,965	5,359
Element Solutions, Inc. 3.875% 9/1/2028[1]		11,735	9,994
First Quantum Minerals, Ltd. 6.50% 3/1/2024[1]		15,245	14,936
First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]		242	236
First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]		522	495
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]		19,038	17,901
Fresnillo PLC 4.25% 10/2/2050[1]		1,100	868
FXI Holdings, Inc. 7.875% 11/1/2024[1]		7,501	6,248
FXI Holdings, Inc. 12.25% 11/15/2026[1]		19,783	16,410
GC Treasury Center Co., Ltd. 4.40% 3/30/2032		11,500	10,216
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[1]		1,600	1,421
Glencore Funding, LLC 2.625% 9/23/2031[1]		2,000	1,598
Glencore Funding, LLC 3.875% 4/27/2051[1]		2,000	1,441
Gran Colombia Gold Corp. 6.875% 8/9/2026[1]		1,860	1,461
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[1]		24	20
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[1]		1,044	831
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]		22,705	15,468
LABL, Inc. 8.25% 11/1/2029[1]		2,535	2,024
LSB Industries, Inc. 6.25% 10/15/2028[1]		4,875	4,467
LYB International Finance III, LLC 3.625% 4/1/2051		1,091	735
Methanex Corp. 5.125% 10/15/2027		5,150	4,785
Methanex Corp. 5.25% 12/15/2029		3,000	2,667
Mineral Resources, Ltd. 8.50% 5/1/2030[1]		11,900	12,078
Nova Chemicals Corp. 5.25% 6/1/2027[1]		3,100	2,792
Nova Chemicals Corp. 4.25% 5/15/2029[1]		14,955	12,248
Novelis Corp. 4.75% 1/30/2030[1]		6,326	5,623
Novelis Corp. 3.875% 8/15/2031[1]		7,021	5,741
Nutrien, Ltd. 5.90% 11/7/2024		4,003	4,056
Olin Corp. 5.00% 2/1/2030		3,000	2,743
Praxair, Inc. 2.00% 8/10/2050		18	10
Rio Tinto Finance (USA), Ltd. 2.75% 11/2/2051		7,587	5,055
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]		22,390	19,254
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]		13,505	10,896
Scotts Miracle-Gro Co. 4.50% 10/15/2029		6,308	5,121
Scotts Miracle-Gro Co. 4.375% 2/1/2032		9,015	6,808
Sealed Air Corp. 4.00% 12/1/2027[1]		11,364	10,328
Sherwin-Williams Company 2.90% 3/15/2052		20,925	13,119
Silgan Holdings, Inc. 4.125% 2/1/2028		5,374	4,981
South32 Treasury, Ltd. 4.35% 4/14/2032[1]		1,753	1,505
Summit Materials, LLC 6.50% 3/15/2027[1]		270	265
Summit Materials, LLC 5.25% 1/15/2029[1]		9,060	8,451
Trivium Packaging BV 5.50% 8/15/2026[1]		1,495	1,374
Trivium Packaging BV 8.50% 8/15/2027[1]		6,415	5,896
Valvoline, Inc. 4.25% 2/15/2030[1]		5,960	5,792
Valvoline, Inc. 3.625% 6/15/2031[1]		9,015	7,409
Venator Finance SARL 9.50% 7/1/2025[1]		8,610	6,242

20	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Venator Finance SARL 5.75% 7/15/2025[1]	USD	3,015	$1,034
W. R. Grace Holdings, LLC 5.625% 8/15/2029[1]		2,055	1,664
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]		12,415	12,255
Yara International ASA 7.378% 11/14/2032[1]		16,736	17,509
			446,189

Information technology 3.59%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 6.871% 6/13/2024[3,4]		2,353	2,088
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.621% 6/13/2025[3,4]		6,800	5,113
Analog Devices, Inc. 1.70% 10/1/2028		398	338
Analog Devices, Inc. 2.10% 10/1/2031		19,575	15,857
Analog Devices, Inc. 2.95% 10/1/2051		3,709	2,517
Apple, Inc. 3.35% 8/8/2032		19,000	17,306
Apple, Inc. 2.65% 2/8/2051		18,405	12,226
Apple, Inc. 3.95% 8/8/2052		6,568	5,619
Block, Inc. 3.50% 6/1/2031		15,000	11,988
BMC Software, Inc. 7.125% 10/2/2025[1]		5,100	4,968
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 3/31/2026[3,4]		7,150	6,599
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]		5,265	4,674
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]		7,907	6,971
Broadcom Corp. 3.875% 1/15/2027		53	50
Broadcom, Inc. 4.00% 4/15/2029[1]		992	903
Broadcom, Inc. 4.75% 4/15/2029		220	210
Broadcom, Inc. 4.15% 11/15/2030		350	314
Broadcom, Inc. 2.45% 2/15/2031[1]		8,141	6,431
Broadcom, Inc. 4.15% 4/15/2032[1]		3,121	2,748
Broadcom, Inc. 4.30% 11/15/2032		1,000	884
Broadcom, Inc. 2.60% 2/15/2033[1]		6,660	5,017
Broadcom, Inc. 3.469% 4/15/2034[1]		474	380
Broadcom, Inc. 3.137% 11/15/2035[1]		802	592
Broadcom, Inc. 3.187% 11/15/2036[1]		111	80
Broadcom, Inc. 4.926% 5/15/2037[1]		9,780	8,567
Broadcom, Inc. 3.50% 2/15/2041[1]		4,787	3,416
Broadcom, Inc. 3.75% 2/15/2051[1]		4,334	3,011
CDK Global, Inc. 7.25% 6/15/2029[1]		14,770	14,466
CommScope Finance, LLC 8.25% 3/1/2027[1]		875	679
CommScope Technologies, LLC 5.00% 3/15/2027[1]		100	68
CommScope, Inc. 7.125% 7/1/2028[1]		5,000	3,582
Diebold Nixdorf, Inc. 9.375% 7/15/2025[1]		8,886	6,355
Entegris Escrow Corp. 4.75% 4/15/2029[1]		1,795	1,641
Fair Isaac Corp. 4.00% 6/15/2028[1]		8,495	7,724
Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 4.00% 6/13/2024[3,4]	EUR	2,621	2,425
Gartner, Inc. 4.50% 7/1/2028[1]	USD	3,270	3,054
Gartner, Inc. 3.625% 6/15/2029[1]		5,330	4,690
Gartner, Inc. 3.75% 10/1/2030[1]		5,165	4,460
Global Payments, Inc. 2.90% 5/15/2030		67	55
Mastercard, Inc. 1.90% 3/15/2031		18,110	14,756
Mastercard, Inc. 3.85% 3/26/2050		100	84
MoneyGram International, Inc. 5.375% 8/1/2026[1]		12,555	12,741
Oracle Corp. 2.875% 3/25/2031		2,479	2,061
Oracle Corp. 3.60% 4/1/2050		50	34
Oracle Corp. 3.95% 3/25/2051		212	152
PayPal Holdings, Inc. 4.40% 6/1/2032		15,000	14,163
PayPal Holdings, Inc. 5.05% 6/1/2052		22,655	20,639
PayPal Holdings, Inc. 5.25% 6/1/2062		3,995	3,653
Rocket Software, Inc. 6.50% 2/15/2029[1]		5,800	4,580
Sabre GLBL, Inc. 11.25% 12/15/2027[1]		9,135	9,412
salesforce.com, inc. 2.90% 7/15/2051		25,015	16,511
ServiceNow, Inc. 1.40% 9/1/2030		18,684	14,336
SK hynix, Inc. 1.50% 1/19/2026		4,300	3,728
SK hynix, Inc. 1.50% 1/19/2026[1]		200	173
SK hynix, Inc. 2.375% 1/19/2031		7,600	5,580
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.18% 9/29/2028[3,4]		24,010	21,369
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 8.998% 5/3/2027[3,4]		6,605	6,101
VeriSign, Inc. 2.70% 6/15/2031		729	596
			328,735

American Funds Multi-Sector Income Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate 2.43%
American Tower Corp. 2.30% 9/15/2031	USD	10,000	$7,798
American Tower Corp. 4.05% 3/15/2032		1,400	1,252
American Tower Corp. 2.95% 1/15/2051		15,000	9,349
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]		6,890	5,220
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]		6,725	4,915
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]		3,770	3,450
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]		3,780	3,165
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[1]		3,240	2,606
Equinix, Inc. 1.45% 5/15/2026		2,260	1,990
Equinix, Inc. 2.90% 11/18/2026		68	62
Equinix, Inc. 1.55% 3/15/2028		105	87
Equinix, Inc. 2.00% 5/15/2028		894	756
Equinix, Inc. 3.20% 11/18/2029		75	65
Equinix, Inc. 2.15% 7/15/2030		7,030	5,608
Equinix, Inc. 2.50% 5/15/2031		1,645	1,326
Equinix, Inc. 3.90% 4/15/2032		1,150	1,025
Equinix, Inc. 2.95% 9/15/2051		3,250	2,038
Equinix, Inc. 3.40% 2/15/2052		819	562
Essex Portfolio, LP 2.55% 6/15/2031		1,762	1,396
Extra Space Storage, Inc. 2.35% 3/15/2032		168	128
FibraSOMA 4.375% 7/22/2031[1]		3,933	2,946
Howard Hughes Corp. 5.375% 8/1/2028[1]		2,466	2,226
Howard Hughes Corp. 4.125% 2/1/2029[1]		9,840	8,255
Howard Hughes Corp. 4.375% 2/1/2031[1]		12,035	9,755
Iron Mountain, Inc. 5.25% 3/15/2028[1]		3,185	2,935
Iron Mountain, Inc. 5.00% 7/15/2028[1]		2,224	2,001
Iron Mountain, Inc. 4.875% 9/15/2029[1]		7,610	6,650
Iron Mountain, Inc. 5.25% 7/15/2030[1]		3,000	2,614
Iron Mountain, Inc. 4.50% 2/15/2031[1]		2,665	2,196
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029		10,210	8,105
Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030		19,620	14,986
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031		3,020	2,277
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]		2,820	2,374
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]		5,500	4,449
Medical Properties Trust, Inc. 5.00% 10/15/2027		90	76
Medical Properties Trust, Inc. 3.50% 3/15/2031		16,215	11,149
Park Intermediate Holdings, LLC 5.875% 10/1/2028[1]		9,000	8,173
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]		10,330	8,758
Public Storage 1.95% 11/9/2028		417	357
Public Storage 2.25% 11/9/2031		8,155	6,561
RHP Hotel Properties, LP 4.50% 2/15/2029[1]		5,755	4,972
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]		2,610	2,328
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]		3,380	2,745
Sun Communities Operating, LP 2.30% 11/1/2028		198	165
Sun Communities Operating, LP 2.70% 7/15/2031		3,382	2,678
Sun Communities Operating, LP 4.20% 4/15/2032		24,225	21,402
VICI Properties, LP 4.625% 6/15/2025[1]		325	312
VICI Properties, LP 4.75% 2/15/2028		876	833
VICI Properties, LP 3.875% 2/15/2029[1]		3,880	3,406
VICI Properties, LP 4.95% 2/15/2030		8,380	7,988
VICI Properties, LP 4.125% 8/15/2030[1]		145	127
VICI Properties, LP 5.125% 5/15/2032		6,694	6,211
VICI Properties, LP 5.625% 5/15/2052		4,250	3,766
Westfield Corp., Ltd. 3.50% 6/15/2029[1]		10	8
WeWork Companies, LLC 5.00% 7/10/2025[1]		14,325	4,759
Xenia Hotels & Resorts, Inc. 4.875% 6/1/2029[1]		2,120	1,739
			223,080

Total corporate bonds, notes & loans			6,252,365

Bonds & notes of governments & government agencies outside the U.S. 8.13%
Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]		15,000	13,481
Abu Dhabi (Emirate of) 3.125% 4/16/2030		6,500	6,046
Abu Dhabi (Emirate of) 1.70% 3/2/2031[1]		12,800	10,588
Abu Dhabi (Emirate of) 1.875% 9/15/2031		1,500	1,245
Abu Dhabi (Emirate of) 3.875% 4/16/2050		9,900	8,423
Angola (Republic of) 8.25% 5/9/2028		2,500	2,287

22	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Angola (Republic of) 8.00% 11/26/2029	USD	25,240	$22,218
Angola (Republic of) 8.75% 4/14/2032		3,100	2,692
Argentine Republic 1.00% 7/9/2029		5,233	1,402
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[2]		62,185	16,926
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[2]		71,472	18,307
Armenia (Republic of) 7.15% 3/26/2025		200	203
Bahrain (Kingdom of) 6.125% 8/1/2023		1,300	1,301
Brazil (Federative Republic of) 4.75% 1/14/2050		12,300	8,657
Chile (Republic of) 3.10% 5/7/2041		10,120	7,305
Chile (Republic of) 4.34% 3/7/2042		1,815	1,540
Colombia (Republic of) 4.50% 3/15/2029		300	260
Colombia (Republic of) 3.00% 1/30/2030		3,800	2,918
Colombia (Republic of) 3.125% 4/15/2031		1,311	978
Colombia (Republic of) 3.25% 4/22/2032		10,720	7,830
Colombia (Republic of) 8.00% 4/20/2033		8,870	8,908
Colombia (Republic of) 7.375% 9/18/2037		300	282
Colombia (Republic of) 5.625% 2/26/2044		902	666
Colombia (Republic of) 5.00% 6/15/2045		11,144	7,623
Colombia (Republic of) 5.20% 5/15/2049		200	137
Colombia (Republic of) 4.125% 5/15/2051		400	241
Costa Rica (Republic of) 6.125% 2/19/2031		4,228	4,122
Costa Rica (Republic of) 6.125% 2/19/2031[1]		1,700	1,657
Costa Rica (Republic of) 7.158% 3/12/2045		1,200	1,152
Cote d’Ivoire (Republic of) 5.75% 12/31/2032[2]		2,835	2,689
Development Bank of Mongolia, LLC 7.25% 10/23/2023		6,210	5,575
Dominican Republic 5.50% 1/27/2025		1,400	1,391
Dominican Republic 6.875% 1/29/2026		1,000	1,012
Dominican Republic 5.95% 1/25/2027		1,650	1,620
Dominican Republic 5.50% 2/22/2029		2,757	2,547
Dominican Republic 4.50% 1/30/2030		8,243	7,048
Dominican Republic 4.50% 1/30/2030[1]		5,789	4,950
Dominican Republic 6.00% 2/22/2033		5,120	4,638
Dominican Republic 6.00% 2/22/2033[1]		1,285	1,164
Dominican Republic 5.30% 1/21/2041[1]		412	319
Dominican Republic 6.85% 1/27/2045		1,100	959
Dominican Republic 5.875% 1/30/2060		18,700	13,785
Dominican Republic 5.875% 1/30/2060[1]		1,700	1,253
Egypt (Arab Republic of) 6.588% 2/21/2028		7,100	5,810
Egypt (Arab Republic of) 6.588% 2/21/2028[1]		1,200	982
Egypt (Arab Republic of) 7.6003% 3/1/2029		3,600	2,943
Egypt (Arab Republic of) 5.875% 2/16/2031		18,000	12,580
Egypt (Arab Republic of) 5.875% 2/16/2031[1]		6,930	4,843
Egypt (Arab Republic of) 7.625% 5/29/2032[1]		4,200	3,123
Egypt (Arab Republic of) 8.75% 9/30/2051		1,600	1,080
Egypt (Arab Republic of) 8.15% 11/20/2059		18,200	11,966
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024		9,000	5,655
Export-Import Bank of India 3.25% 1/15/2030		14,100	12,253
Gabonese Republic 6.95% 6/16/2025		7,400	7,030
Gabonese Republic 7.00% 11/24/2031[1]		6,000	4,934
Gabonese Republic 7.00% 11/24/2031		2,200	1,809
Georgia (Republic of) 2.75% 4/22/2026[1]		2,880	2,617
Georgia (Republic of) 2.75% 4/22/2026		2,667	2,423
Ghana (Republic of) 8.125% 1/18/2026		1,210	496
Ghana (Republic of) 6.375% 2/11/2027		14,090	5,460
Ghana (Republic of) 7.75% 4/7/2029[1]		3,600	1,355
Ghana (Republic of) 8.125% 3/26/2032		15,400	5,650
Ghana (Republic of) 8.125% 3/26/2032[1]		1,500	550
Honduras (Republic of) 6.25% 1/19/2027		10,360	9,167
Honduras (Republic of) 5.625% 6/24/2030[1]		6,175	4,981
Honduras (Republic of) 5.625% 6/24/2030		5,548	4,475
Indonesia (Republic of) 6.625% 2/17/2037		900	1,021
Indonesia (Republic of) 5.25% 1/17/2042		10,210	10,063
Indonesia (Republic of) 4.625% 4/15/2043		5,800	5,303
Indonesia (Republic of) 6.75% 1/15/2044		575	646
Indonesia (Republic of) 5.125% 1/15/2045		1,515	1,473
Israel (State of) 3.375% 1/15/2050		2,500	1,931
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[1]		10,100	9,762

American Funds Multi-Sector Income Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Jordan (Hashemite Kingdom of) 5.85% 7/7/2030[1]	USD	2,100	$1,889
Kazakhstan (Republic of) 4.875% 10/14/2044		3,200	2,872
Kenya (Republic of) 6.875% 6/24/2024[1]		200	185
Kenya (Republic of) 7.25% 2/28/2028		13,400	11,788
Kenya (Republic of) 7.25% 2/28/2028[1]		2,600	2,287
Kenya (Republic of) 8.00% 5/22/2032		2,000	1,714
Kenya (Republic of) 6.30% 1/23/2034[1]		2,700	2,093
Kenya (Republic of) 6.30% 1/23/2034		2,000	1,550
Kenya (Republic of) 8.25% 2/28/2048		1,200	935
Mongolia (State of) 3.50% 7/7/2027		472	381
Mongolia (State of) 4.45% 7/7/2031		3,290	2,567
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[2]		13,260	10,210
Nigeria (Republic of) 8.25% 9/28/2051[1]		15,000	10,063
Oman (Sultanate of) 5.375% 3/8/2027		16,650	16,341
Oman (Sultanate of) 6.75% 10/28/2027		7,350	7,631
Pakistan (Islamic Republic of) 8.25% 4/15/2024		400	218
Pakistan (Islamic Republic of) 6.00% 4/8/2026		6,244	2,513
Pakistan (Islamic Republic of) 6.00% 4/8/2026[1]		3,510	1,413
Pakistan (Islamic Republic of) 6.875% 12/5/2027		3,850	1,526
Panama (Republic of) 7.125% 1/29/2026		200	211
Panama (Republic of) 3.16% 1/23/2030		400	345
Panama (Republic of) 4.50% 4/16/2050		2,400	1,819
Panama (Republic of) 4.30% 4/29/2053		2,800	2,033
Panama (Republic of) 4.50% 4/1/2056		2,000	1,466
Panama (Republic of) 3.87% 7/23/2060		5,450	3,534
Panama (Republic of) 4.50% 1/19/2063		14,545	10,303
Paraguay (Republic of) 4.70% 3/27/2027[1]		400	395
Paraguay (Republic of) 4.95% 4/28/2031		16,350	15,862
Peru (Republic of) 4.125% 8/25/2027		300	288
Peru (Republic of) 2.783% 1/23/2031		1,200	996
Peru (Republic of) 3.00% 1/15/2034		4,990	3,947
Peru (Republic of) 6.55% 3/14/2037		9,500	10,044
Peru (Republic of) 3.55% 3/10/2051		1,200	859
Peru (Republic of) 2.78% 12/1/2060		4,949	2,903
Peru (Republic of) 3.23% 7/28/2121		1,400	818
PETRONAS Capital, Ltd. 3.50% 4/21/2030		9,700	8,871
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]		1,300	1,189
PETRONAS Capital, Ltd. 4.55% 4/21/2050[1]		800	717
Philippines (Republic of) 3.00% 2/1/2028		8,300	7,754
Philippines (Republic of) 1.648% 6/10/2031		1,200	962
Philippines (Republic of) 3.95% 1/20/2040		9,200	7,825
Philippines (Republic of) 3.70% 2/2/2042		2,500	2,053
Philippines (Republic of) 2.95% 5/5/2045		12,600	9,130
Philippines (Republic of) 3.20% 7/6/2046		4,800	3,525
Philippines (Republic of) 4.20% 3/29/2047		4,000	3,436
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/2030		10,000	9,543
Qatar (State of) 3.75% 4/16/2030[1]		14,100	13,685
Qatar (State of) 4.625% 6/2/2046		1,500	1,422
Qatar (State of) 5.103% 4/23/2048		1,600	1,612
Qatar (State of) 4.40% 4/16/2050[1]		16,100	14,776
Republika Srpska 4.75% 4/27/2026	EUR	835	816
Romania 2.00% 1/28/2032		7,500	5,386
Romania 2.00% 1/28/2032		3,300	2,370
Romania 2.00% 4/14/2033		2,720	1,874
Romania 3.50% 4/3/2034		30	24
Romania 5.125% 6/15/2048	USD	2,900	2,316
Romania 5.125% 6/15/2048[1]		300	240
Russian Federation 4.75% 5/27/2026[7]		1,600	704
Russian Federation 4.25% 6/23/2027[7]		4,200	1,806
Russian Federation 4.375% 3/21/2029[7]		1,000	410
Russian Federation 5.10% 3/28/2035[7]		6,400	2,624
Russian Federation 5.25% 6/23/2047[7]		1,800	738
Senegal (Republic of) 4.75% 3/13/2028	EUR	4,500	4,170
Senegal (Republic of) 4.75% 3/13/2028		1,500	1,390
Senegal (Republic of) 6.75% 3/13/2048	USD	8,000	5,678
South Africa (Republic of) 4.875% 4/14/2026		8,200	7,964
South Africa (Republic of) 4.30% 10/12/2028		2,200	1,969

24	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Africa (Republic of) 5.875% 6/22/2030	USD	500	$467
South Africa (Republic of) 5.875% 4/20/2032		11,300	10,234
South Africa (Republic of) 5.00% 10/12/2046		7,500	5,285
South Africa (Republic of) 6.30% 6/22/2048		12,200	9,791
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[7]		3,798	1,206
Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025[7]		2,300	753
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[7]		20,400	6,581
Sri Lanka (Democratic Socialist Republic of) 6.20% 5/11/2027[7]		1,780	568
Sri Lanka (Democratic Socialist Republic of) 7.85% 3/14/2029[7]		3,271	1,048
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[7]		14,029	4,476
Tunisia (Republic of) 6.75% 10/31/2023	EUR	200	181
Tunisia (Republic of) 5.75% 1/30/2025	USD	17,990	12,530
Turkey (Republic of) 6.375% 10/14/2025		5,700	5,484
Turkey (Republic of) 5.125% 6/22/2026[1]		4,000	3,678
Turkey (Republic of) 7.625% 4/26/2029		2,450	2,318
Turkey (Republic of) 5.875% 6/26/2031		21,050	17,326
Turkey (Republic of) 6.50% 9/20/2033		2,000	1,671
Turkey (Republic of) 6.00% 1/14/2041		200	146
Turkey (Republic of) 5.75% 5/11/2047		12,100	8,289
Ukraine 8.994% 2/1/2026[7]		6,377	1,428
Ukraine 7.75% 9/1/2028[7]		4,500	973
Ukraine 7.75% 9/1/2029[7]		200	43
Ukraine 9.75% 11/1/2030[7]		200	41
Ukraine 6.876% 5/21/2031[1,7]		4,800	924
Ukraine 7.375% 9/25/2034[7]		4,500	858
United Mexican States 3.75% 1/11/2028		200	189
United Mexican States 4.50% 4/22/2029		18,100	17,294
United Mexican States 2.659% 5/24/2031		649	525
United Mexican States 4.875% 5/19/2033		2,338	2,151
United Mexican States 6.05% 1/11/2040		13,600	13,239
United Mexican States 4.75% 3/8/2044		200	162
United Mexican States 5.00% 4/27/2051		1,200	978
United Mexican States 4.40% 2/12/2052		550	406
United Mexican States 3.75% 4/19/2071		4,770	2,982
			745,929

Mortgage-backed obligations 7.09%
Commercial mortgage-backed securities 4.85%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.289% 11/15/2055[4,10]		12,673	11,207
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.599% 5/15/2053[4,10]		500	401
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.838% 7/15/2049[4,10]		3,560	3,196
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[10]		10	9
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032[4,10]		8,333	7,856
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2032[4,10]		7,500	6,156
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[10]		10	9
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.153% 8/15/2055[4,10]		5,250	4,668
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[10]		4,000	3,243
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[4,10]		11,003	9,677
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.148% 12/15/2055[4,10]		10,328	8,894
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[10]		25	23
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[10]		10	10
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[4,10]		1,445	1,267
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[4,10]		10	10
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[10]		5,500	4,015
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.445% 5/15/2055[4,10]		9,225	7,234
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[4,10]		7,500	6,387
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[10]		20	18
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.105% 5/15/2039[1,4,10]		2,750	2,700
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 6.655% 5/15/2039[1,4,10]		2,694	2,603

American Funds Multi-Sector Income Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 7.476% 6/15/2027[1,4,10]	USD	10,000	$9,950
BX Trust, Series 2021-MFM1, Class B, (1-month USD-LIBOR + 0.95%) 5.268% 1/15/2034[1,4,10]		4,000	3,836
BX Trust, Series 2021-SDMF, Class B, (1-month USD-LIBOR + 0.738%) 5.056% 9/15/2034[1,4,10]		3,000	2,831
BX Trust, Series 2021-SDMF, Class C, (1-month USD-LIBOR + 0.888%) 5.206% 9/15/2034[1,4,10]		2,100	1,975
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 5.705% 9/15/2034[1,4,10]		2,000	1,880
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.018% 9/15/2036[1,4,10]		1,733	1,672
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 5.268% 9/15/2036[1,4,10]		2,696	2,547
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.217% 10/15/2036[1,4,10]		1,992	1,898
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 5.615% 10/15/2036[1,4,10]		10,749	10,110
BX Trust, Series 2021-ARIA Class C, (1-month USD-LIBOR + 1.646%) 5.964% 10/15/2036[1,4,10]		1,992	1,861
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 6.213% 10/15/2036[1,4,10]		1,380	1,280
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.175% 4/15/2037[1,4,10]		735	696
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 5.188% 6/15/2038[1,4,10]		811	774
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 5.418% 6/15/2038[1,4,10]		731	693
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 5.718% 6/15/2038[1,4,10]		9,259	8,746
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 5.168% 11/15/2038[1,4,10]		2,102	2,026
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 5.568% 11/15/2038[1,4,10]		12,188	11,693
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 5.818% 11/15/2038[1,4,10]		1,962	1,868
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 6.168% 11/15/2038[1,4,10]		2,982	2,826
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 6.176% 2/15/2039[1,4,10]		3,000	2,849
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 6.296% 2/15/2039[1,4,10]		2,785	2,602
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 6.426% 2/15/2039[1,4,10]		4,000	3,801
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.787% 8/15/2039[1,4,10]		19,771	19,757
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 7.285% 8/15/2039[1,4,10]		6,591	6,550
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.033% 8/15/2039[1,4,10]		9,612	9,583
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.00% 10/15/2039[1,4,10]		7,858	7,810
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 7.549% 10/15/2039[1,4,10]		4,977	4,937
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 8.397% 10/15/2039[1,4,10]		1,855	1,839
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,10]		3,000	2,433
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 6.428% 3/15/2035[1,4,10]		13,740	13,320
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.524% 3/15/2035[1,4,10]		2,485	2,376
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[10]		10	9
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 4/10/2046[4,10]		893	886
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134% 4/10/2046[4,10]		2,000	1,982

26	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 5/10/2047[10]	USD	420	$403
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[4,10]		1,900	1,779
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 10/10/2047[10]		438	416
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class B, 3.772% 2/10/2048[10]		7,892	7,204
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.418% 2/10/2048[4,10]		3,656	3,320
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.14% 4/10/2048[4,10]		2,660	2,396
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[10]		296	282
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[1,10]		262	237
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 1/10/2046[10]		55	55
Commercial Mortgage Trust, Series 2013-CR7, Class AM, 3.314% 3/10/2046[1,10]		560	555
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 3/10/2046[1,10]		1,505	1,496
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 3/10/2046[1,10]		500	493
Commercial Mortgage Trust, Series 2013-CR6, Class C, 3.777% 3/10/2046[1,4,10]		1,310	1,274
Commercial Mortgage Trust, Series 2013-CR10, Class C, 4.869% 8/10/2046[1,4,10]		1,309	1,274
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 3/10/2047[10]		1,024	989
Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.917% 4/10/2047[4,10]		460	417
Commercial Mortgage Trust, Series 2014-CR18, Class B, 4.456% 7/15/2047[4,10]		381	362
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 8/10/2047[10]		108	103
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[10]		500	480
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[4,10]		950	901
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.436% 12/10/2047[4,10]		605	555
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.467% 10/10/2048[4,10]		8,035	7,482
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.467% 10/10/2048[4,10]		860	776
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[10]		25	23
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 7/10/2050[4,10]		250	237
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.11% 8/10/2050[4,10]		570	556
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.118% 8/10/2050[1,4,10]		1,250	1,209
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.398% 7/15/2038[1,4,10]		7,115	6,921
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 5.698% 7/15/2038[1,4,10]		374	360
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.018% 7/15/2038[1,4,10]		2,344	2,255
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 6.568% 7/15/2038[1,4,10]		8,494	8,154
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD-LIBOR + 1.034%) 5.352% 12/15/2036[1,4,10]		7,301	7,098
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD-LIBOR + 1.933%) 6.251% 12/15/2036[1,4,10]		1,213	1,157
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 5.76% 8/15/2024[1,4,10]		1,464	1,436
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 6.255% 8/15/2024[1,4,10]		757	742
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 5.238% 7/15/2025[1,4,10]		2,287	2,229
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 6/10/2046[4,10]		650	641
GS Mortgage Securities Trust, Series 2013-GC16, Class A3, 4.244% 11/10/2046[10]		87	86
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[10]		200	190
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,10]		1,230	1,088
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, (1-month USD CME Term SOFR + 2.744%) 7.08% 10/15/2039[1,4,10]		3,273	3,265
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, (1-month USD CME Term SOFR + 3.493%) 7.829% 10/15/2039[1,4,10]		4,364	4,324
INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 7.622% 8/15/2037[1,4,10]		7,882	7,855
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 8.021% 8/15/2037[1,4,10]		3,120	3,069
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 4/15/2047[4,10]		920	877
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,10]		2,602	2,123

American Funds Multi-Sector Income Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[1,4,10]	USD	2,092	$1,626
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[1,10]		768	628
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class B, 3.499% 4/15/2046[10]		2,000	1,961
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 12/15/2047[10]		500	499
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 12/15/2047[4,10]		650	633
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.181% 12/15/2047[4,10]		500	465
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 5.368% 10/15/2038[1,4,10]		476	456
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 5.718% 10/15/2038[1,4,10]		1,142	1,082
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD-LIBOR + 1.75%) 6.068% 10/15/2038[1,4,10]		5,000	4,669
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 5.119% 4/15/2026[1,4,10]		1,534	1,490
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 5/15/2046[4,10]		923	876
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.198% 8/15/2046[4,10]		2,876	2,835
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class AS, 4.482% 10/15/2046[4,10]		500	490
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 5.059% 2/15/2047[4,10]		5,800	5,586
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 8/15/2047[10]		151	147
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[4,10]		1,189	1,134
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[10]		18,113	16,929
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.526% 10/15/2048[4,10]		74	69
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 6/15/2050[10]		45	42
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.659% 11/15/2052[4,10]		5,300	4,320
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 7.639% 10/15/2049[1,4,10]		1,335	1,257
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 8.139% 3/25/2050[1,4,10]		3,400	3,153
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,10]		3,000	2,827
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 4.894% 7/15/2036[1,4,10]		1,558	1,498
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 5.244% 7/15/2036[1,4,10]		8,000	7,633
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.049% 11/15/2038[1,4,10]		1,442	1,389
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 5.398% 11/15/2038[1,4,10]		1,545	1,474
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 5.647% 11/15/2038[1,4,10]		2,077	1,977
SREIT Trust, Series 2021-MFP, Class D, (1-month USD-LIBOR + 1.578%) 5.896% 11/15/2038[1,4,10]		2,500	2,368
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.286% 1/15/2039[1,4,10]		9,500	8,863
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.336% 1/15/2039[1,4,10]		5,970	5,771
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 5/15/2048[4,10]		1,000	901
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[10]		25	23
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.311% 10/15/2050[4,10]		2,154	1,824
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[10]		2,903	2,564

28	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,10]	USD	3,561	$2,900
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.497% 9/17/2057[4,10]		4,100	3,784
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.550% 9/15/2058[4,10]		6,750	6,205
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.55% 9/15/2058[4,10]		110	99
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.949% 1/15/2059[4,10]		5,760	5,150
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 12/15/2045[10]		221	217
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 4.983% 9/15/2046[4,10]		1,251	1,196
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271% 3/15/2047[10]		417	405
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[4,10]		512	490
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 3/15/2048[4,10]		500	496
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 9/15/2057[4,10]		100	94
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.125% 11/15/2027[1,4,10]		15,228	15,215
			444,333

Collateralized mortgage-backed obligations (privately originated) 2.24%
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 5.989% 7/25/2029[1,4,10]		99	99
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,4,10]		1,182	1,055
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,4,10]		195	176
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,10]		1,623	1,407
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,2,10]		11,266	10,036
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.72% 12/26/2030[1,4,10]		225	209
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2/25/2031[1,4,10]		141	136
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,4,10]		734	692
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,4,10]		1,296	1,195
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,4,10]		833	792
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 10/25/2068[1,4,10]		998	948
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,4,10]		862	832
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 10/25/2068[1,4,10]		734	694
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 10/25/2068[1,4,10]		734	684
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,2,10]		15,724	13,810
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[10]		182	169
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,4,10]		42	38
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 4.678% 10/25/2041[1,4,10]		547	542
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 4.778% 12/25/2041[1,4,10]		3,162	3,103
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 6.678% 5/25/2042[1,4,10]		9,264	9,384
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,10]		110	99
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,4,10]		537	461
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,4,10]		759	613
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M2, (1-month USD-LIBOR + 7.15%) 11.539% 7/25/2023[4,10]		11,473	11,736
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 4.728% 10/25/2041[1,4,10]		6,181	6,102
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.228% 2/25/2042[1,4,10]		14,596	14,360
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 5.928% 4/25/2042[1,4,10]		1,550	1,543
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.128% 5/25/2042[1,4,10]		1,851	1,846
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.878% 6/25/2042[1,4,10]		10,767	10,898
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.078% 9/25/2042[1,4,10]		604	605
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.628% 9/25/2042[1,4,10]		1,460	1,492

American Funds Multi-Sector Income Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.089% 1/25/2050[1,4,10]	USD	2,026	$2,020
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 6.239% 2/25/2050[1,4,10]		4,831	4,823
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 9.489% 6/27/2050[1,4,10]		11,787	12,292
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 10.389% 8/25/2050[1,4,10]		8,665	9,224
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 6.321% 10/25/2050[1,4,10]		1,763	1,777
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M2, (30-day Average USD-SOFR + 2.00%) 5.928% 12/25/2050[1,4,10]		4,355	4,327
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,10]		2,152	1,862
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 7/25/2051[1,4,10]		2,529	2,205
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50% 7/25/2051[1,4,10]		2,529	1,938
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 9/25/2048[1,4,10]		197	173
JPMorgan Mortgage Trust, Series 2020-1, Class A15, 3.50% 6/25/2050[1,4,10]		815	692
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.25% 11/25/2059[1,4,10]		208	208
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[1,4,10]		238	235
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,10]		12,235	11,330
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,4,10]		858	780
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,10]		2,644	2,380
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.239% 11/25/2055[1,4,10]		1,616	1,564
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,4,10]		47	44
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,4,10]		134	127
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,4,10]		104	101
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.139% 5/25/2055[1,4,10]		2,250	2,218
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 9/17/2036[1,10]		396	375
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[1,10]		100	92
Progress Residential Trust, Series 2021-SFR4, Class F, 3.407% 5/17/2038[1,10]		4,305	3,670
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,10]		661	623
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 10/25/2063[1,4,10]		61	57
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874% 2/25/2043[4,10]		38	32
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, 3.50% 2/25/2048[1,4,10]		63	57
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.195% 3/25/2054[1,4,10]		2,504	2,404
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.084% 4/25/2057[1,4,10]		2,400	2,100
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,4,10]		2,477	2,304
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,4,10]		260	251
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,4,10]		3,000	2,317
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 12/1/2033[1,5]		22,184	19,624
Tricon American Homes, Series 2017-SFR2, Class E, 4.216% 1/17/2036[1,10]		6,500	6,325
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,10]		2,342	2,039
VM Fund I, LLC 8.625% 1/15/2028[1,5]		7,142	7,035
			205,381

Total mortgage-backed obligations			649,714

Asset-backed obligations 7.07%
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[1,10]		2,597	2,464
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 5.029% 1/15/2030[1,4,10]		2,802	2,773
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 5.029% 10/16/2030[1,4,10]		477	469
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[1,10]		45	45
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[1,10]		72	71
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[1,10]		100	94

30	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[1,10]	USD	5,000	$4,868
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12% 3/13/2028[1,10]		2,000	1,888
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46% 3/13/2028[1,10]		2,000	1,801
American Credit Acceptance Receivables Trust, Series 2022-1, Class E, 3.64% 3/13/2028[1,10]		1,236	1,017
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,10]		7,009	6,824
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,10]		1,663	1,599
American Credit Acceptance Receivables Trust, Series 2022-2, Class F, 7.74% 2/13/2029[1,10]		8,782	7,860
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D 3.34% 8/20/2026[1,10]		10,000	8,485
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,10]		100	90
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class C, 4.25% 2/20/2027[1,10]		6,550	5,860
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,10]		5,911	5,898
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,10]		14,733	14,678
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,10]		1,062	899
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,10]		551	459
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,10]		8,000	6,580
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.675% 11/20/2030[1,4,10]		1,290	1,274
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,10]		123	120
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,10]		300	281
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,10]		300	275
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,10]		559	520
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,10]		4,733	3,975
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 11/17/2033[1,10]		1,420	1,146
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,10]		504	475
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,10]		3,165	2,959
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class B, 2.70% 2/20/2035[1,10]		5,000	4,355
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,10]		2,271	1,868
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,10]		753	569
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[10]		757	723
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,10]		2,545	2,166
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,10]		591	517
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 5.328% 7/27/2030[1,4,10]		1,412	1,392
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,10]		5,300	4,736
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,10]		315	261
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,10]		95	82
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,10]		26,276	25,736
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 5/20/2032[1,10]		3,000	2,855
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 5.978% 4/23/2029[1,4,10]		1,750	1,729
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,10]		215	189

American Funds Multi-Sector Income Fund	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,10]	USD	278	$242
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[1,10]		91	90
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[1,10]		130	129
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.23% 3/15/2027[1,10]		2,250	2,185
CPS Auto Receivables Trust, Series 2021-B, Class D, 1.52% 3/15/2027[1,10]		2,000	1,874
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,10]		6,000	5,702
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030[1,10]		3,770	3,691
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,10]		3,377	3,283
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38% 7/15/2030[1,10]		2,000	1,836
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63% 9/16/2030[1,10]		3,000	2,707
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,10]		6,000	5,804
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,10]		8,000	7,672
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[10]		3,960	3,851
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[10]		200	196
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[1,10]		850	836
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[1,10]		100	96
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,10]		100	92
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,10]		616	585
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,10]		277	254
DriveTime Auto Owner Trust, Series 2021-3A, Class C, 0.87% 5/17/2027[1,10]		2,000	1,872
DriveTime Auto Owner Trust, Series 2021-3A, Class D, 1.31% 5/17/2027[1,10]		2,000	1,754
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A2R, (3-month USD-LIBOR + 1.27%) 5.349% 4/15/2028[1,4,10]		2,000	1,967
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class BR, (3-month USD-LIBOR + 1.47%) 5.549% 4/15/2028[1,4,10]		2,000	1,966
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class CR, (3-month USD-LIBOR + 2.05%) 6.129% 4/15/2028[1,4,10]		2,000	1,936
Dryden Senior Loan Fund, CLO, Series 2013-28A, Class A2LR, (3-month USD-LIBOR + 1.65%) 6.256% 8/15/2030[1,4,10]		3,000	2,927
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,10]		143	121
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 5/15/2025[1,10]		33	33
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,10]		100	99
Exeter Automobile Receivables Trust, Series 2019-3, Class E, 4.00% 8/17/2026[1,10]		3,595	3,439
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.02% 1/17/2028[1,10]		8,060	7,153
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[10]		469	440
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[10]		9,678	9,349
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028[10]		5,907	5,606
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34% 10/15/2029[1,10]		9,625	8,378
Exeter Automobile Receivables Trust, Series 2022-3A, Class E, 9.09% 1/15/2030[1,10]		10,000	9,724
Exeter Automobile Receivables Trust, Series 2022-4A, Class E, 8.23% 3/15/2030[1,10]		5,833	5,306
Exeter Automobile Receivables Trust, Series 2022-5, Class E, 10.45% 4/15/2030[1,10]		26,790	26,371
Exeter Automobile Receivables Trust, Series 2022-6, Class E, 11.61% 6/17/2030[1,10]		21,500	21,753
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 3/15/2027[1,10]		300	290
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,10]		300	273
FirstKey Homes Trust, Series 2022-SFR2, Class S, 5.197% 5/17/2039[1,10]		3,043	2,806
Freedom Financial, Series 2022-1FP, Class A, 0.94% 3/19/2029[1,10]		55	54
Freedom Financial, Series 2022-1FP, Class B, 1.91% 3/19/2029[1,10]		2,462	2,389
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,10]		116	103
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,10]		2,556	2,160
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 4/17/2041[1,10]		1,633	1,393
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,10]		333	313
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,10]		375	336
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,10]		678	574
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD-LIBOR + 1.35%) 5.739% 4/25/2035[1,4,10]		698	684
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[1,5,10]		7,110	6,821
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,10]		1,220	1,119
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,10]		2,336	2,107
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[1,10]		1,776	1,596
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,10]		3,492	3,104
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,10]		1,317	1,131
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,10]		826	683
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,10]		4,025	3,326
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 5.077% 7/20/2031[1,4,10]		16,000	15,912
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,10]		751	705
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35% 4/15/2027[1,10]		3,000	2,732

32	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,10]	USD	4,463	$4,266
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 5.079% 4/15/2029[1,4,10]		1,124	1,120
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.278% 7/21/2030[1,4,10]		1,983	1,952
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.229% 4/15/2029[1,4,10]		1,273	1,260
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 3/20/2026[1,10]		1,500	1,432
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[1,10]		1,140	1,104
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,10]		11,934	11,662
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[1,10]		500	489
Mission Lane Credit Card Master Trust, Series 2022-A, Class C, 11.82% 9/15/2027[1,10]		9,600	9,337
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,9,10]		20,015	20,012
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,9,10]		3,200	3,199
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[5,9,10]		6,980	6,980
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[5,9,10]		10,745	10,745
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[5,9,10]		3,500	3,499
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,10]		3,016	2,543
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,10]		3,806	3,205
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,10]		865	708
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,10]		2,908	2,584
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,10]		2,662	2,358
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,10]		2,224	1,978
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,10]		1,328	1,029
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,10]		1,889	1,492
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,10]		4,653	3,940
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.328% 7/25/2030[1,4,10]		635	628
OCP CLO, Ltd., Series 2016-11A, Class A2R, (3-month USD-LIBOR + 1.75%) 6.077% 10/26/2030[1,4,10]		1,000	984
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,10]		2,475	2,265
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,10]		1,167	1,051
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 5/17/2027[1,10]		1,150	1,024
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 5/17/2027[1,10]		1,150	1,014
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,10]		2,722	2,536
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,10]		1,727	1,510
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,10]		2,958	2,558
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 5/8/2031[1,10]		2,525	2,124
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 5/8/2031[1,10]		1,000	773
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 6/9/2031[1,10]		8,500	7,763
Palmer Square Loan Funding, CLO, Series 2021-1, Class A2, (3-month USD-LIBOR + 1.25%) 5.493% 4/20/2029[1,4,10]		500	490
Palmer Square Loan Funding, CLO, Series 2021-1, Class B, (3-month USD-LIBOR + 1.80%) 6.043% 4/20/2029[1,4,10]		890	861
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD-LIBOR + 0.80%) 5.475% 5/20/2029[1,4,10]		337	333
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 5.925% 5/20/2029[1,4,10]		1,000	977
Palmer Square Loan Funding, CLO, Series 2021-2A, Class B, (3-month USD-LIBOR + 1.40%) 6.075% 5/20/2029[1,4,10]		500	480
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 5.479% 10/15/2029[1,4,10]		4,278	4,142
Palmer Square Loan Funding, CLO, Series 2022-5, Class A2, (3-month USD CME Term SOFR + 2.65%) 5.174% 1/15/2031[1,4,10]		15,000	14,888
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,10]		4,546	4,439
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,10]		3,594	3,488
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 3.60% 1/20/2031[1,4,10]		14,933	14,876
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 5.019% 10/15/2030[1,4,10]		1,266	1,249
Regatta VIII Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 5.779% 10/17/2030[1,4,10]		3,000	2,945
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,10]		17,894	17,446

American Funds Multi-Sector Income Fund	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,10]	USD	13,833	$12,923
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD-LIBOR + 1.80%) 6.043% 10/20/2031[1,4,10]		1,260	1,214
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2/17/2026[1,10]		200	198
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[10]		2,589	2,519
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[10]		1,105	1,063
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[10]		1,474	1,367
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[10]		1,100	1,112
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[10]		8,222	7,955
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[10]		3,981	4,064
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD-LIBOR + 1.60%) 5.541% 4/13/2031[1,4,10]		2,275	2,200
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,10]		363	312
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,10]		2,083	1,892
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,10]		13,111	12,223
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,10]		12,789	12,578
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,10]		2,761	2,219
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 5.159% 4/15/2030[1,4,10]		1,050	1,039
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,10]		1,808	1,568
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,10]		1,692	1,429
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,10]		1,590	1,416
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,10]		1,472	1,271
Stratus Static CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.35%) 4.632% 7/20/2030[1,4,10]		11,140	11,076
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 7.127% 10/20/2031[1,4,10]		23,000	22,940
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,10]		3,286	2,989
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,10]		1,978	1,859
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,10]		381	332
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[1,10]		315	262
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046[1,10]		867	722
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,10]		1,146	1,005
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,10]		1,873	1,532
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,10]		356	308
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,10]		3,094	2,546
Voya CLO, Ltd., Series 2016-3A, Class A3R, 5.944% 10/18/2031[1,4,10]		1,750	1,687
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,10]		7,813	7,466
			647,879

U.S. Treasury bonds & notes 2.46%
U.S. Treasury 2.46%
U.S. Treasury 4.00% 12/15/2025		3,437	3,416
U.S. Treasury 3.875% 11/30/2027		37,849	37,644
U.S. Treasury 3.875% 11/30/2029		643	639
U.S. Treasury 4.125% 11/15/2032		44,328	45,211
U.S. Treasury 4.25% 5/15/2039[11]		117,265	121,027
U.S. Treasury 4.00% 11/15/2042		6,994	6,853
U.S. Treasury 3.00% 8/15/2052		13,206	10,950
			225,740

Municipals 0.34%
California 0.03%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 6/1/2031		160	158
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		65	52
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036		1,490	1,191
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041		2,235	1,680
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030		35	28
			3,109

34	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 10/1/2043	USD	75	$57

Illinois 0.04%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2034		150	152
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047		4,020	3,256
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		90	86
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056		1,810	328
			3,822

Kansas 0.03%
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-B, 2.44% 6/1/2025		2,760	2,663

Ohio 0.06%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		6,355	5,365
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bond (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 12/1/2023		310	302
			5,667

Puerto Rico 0.16%
G.O. Restructured Bonds, Series 2022-A-1, 5.25% 7/1/2023		490	490
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025		977	985
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027		968	988
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029		953	976
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031		925	959
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033		877	763
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035		789	666
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037		677	555
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041		920	723
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046		957	720
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024		293	272
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033		1,129	612
G.O. Taxable Bonds (CVI), Series 2022, 0% 11/1/2043		4,143	1,818
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046		14,745	3,651
			14,178

Washington 0.02%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[1]		2,000	1,916

Total municipals			31,412

Total bonds, notes & other debt instruments (cost: $9,173,359,000)			8,553,039

Convertible bonds & notes 0.00%
Energy 0.00%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 7/15/2023[1,5,6]		3	3

Total convertible bonds & notes (cost: $3,000)			3

Common stocks 0.08%		Shares
Energy 0.08%
Chesapeake Energy Corp.		75,595	7,134
California Resources Corp.		633	27
Mesquite Energy, Inc.[5,12]		126	1
			7,162

American Funds Multi-Sector Income Fund	35

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 0.00%
NMG Parent, LLC[12]	309	$47
MYT Holding Co., Class B5,12	8,984	14
		61

Total common stocks (cost: $3,902,000)		7,223

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,5,12]	5	2

Total preferred securities (cost: $5,000)		2

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[12]	374	11
Carnelian Point Holdings, L.P. warrants, expire 6/30/2027[5,12]	11	—	[8]
		11

Total rights & warrants (cost: $2,000)		11

Short-term securities 5.25%
Money market investments 5.25%
Capital Group Central Cash Fund 4.31%[13,14]	4,810,432	480,995

Total short-term securities (cost: $480,897,000)		480,995
Total investment securities 98.61% (cost: $9,658,168,000)		9,041,273
Other assets less liabilities 1.39%		127,838

Net assets 100.00%		$9,169,111

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 12/31/2022 (000)
90 Day Eurodollar Futures	Long	3,288	September 2023	USD	780,284	$(34,561)
90 Day Eurodollar Futures	Short	3,597	December 2023		(856,176)	34,185
2 Year U.S. Treasury Note Futures	Long	3,600	March 2023		738,281	854
5 Year U.S. Treasury Note Futures	Long	1,832	March 2023		197,727	(2,951)
10 Year Euro-Bund Futures	Short	34	March 2023		(4,838)	313
10 Year U.S. Treasury Note Futures	Long	674	March 2023		75,688	(935)
10 Year Ultra U.S. Treasury Note Futures	Short	5,724	March 2023		(677,042)	5,202
20 Year U.S. Treasury Bond Futures	Long	1,582	March 2023		198,294	(2,956)
30 Year Ultra U.S. Treasury Bond Futures	Short	2,756	March 2023		(370,165)	4,619
						$3,770

Forward currency contracts

						Unrealized
Contract amount						(depreciation) appreciation
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2022 (000)
USD	12,449	EUR	11,818	Goldman Sachs	1/12/2023	$(213)
EUR	85	USD	90	Barclays Bank PLC	1/13/2023	1
USD	206	EUR	195	JPMorgan Chase	1/13/2023	(3)
						$(215)

36	American Funds Multi-Sector Income Fund

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 12/31/2022 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD 385,028	$(3,079)	$1,201	$(4,280)

Investments in affiliates14

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 12/31/2022 (000)	Dividend income (000)
Short-term securities 5.25%
Money market investments 5.25%
Capital Group Central Cash Fund 4.31%[13]	$143,838	$5,172,707	$4,835,832	$195	$87	$480,995	$11,791

Restricted securities9

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,10]	12/6/2022	$20,013	$20,012	.22%
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[5,10]	12/6/2022	10,745	10,745	.12
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[5,10]	12/6/2022	6,980	6,980	.07
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[5,10]	12/6/2022	3,499	3,499	.04
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,10]	12/6/2022	3,199	3,199	.03
NBM US Holdings, Inc. 6.625% 8/6/2029	9/22/2020	528	484	.01
Total		$44,964	$44,919	.49%

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,935,612,000, which represented 42.92% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $90,059,000, which represented .98% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Value determined using significant unobservable inputs.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Amount less than one thousand.
[9]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $44,919,000, which represented .49% of the net assets of the fund.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $29,452,000, which represented .32% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 12/31/2022.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	37

Key to abbreviations

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

CVI = Contingent Value Instrument

DAC = Designated Activity Company

Dev. = Development

Econ. = Economic

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

38	American Funds Multi-Sector Income Fund

Financial statements

Statement of assets and liabilities at December 31, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $9,177,271)	$8,560,278
Affiliated issuers (cost: $480,897)	480,995	$9,041,273
Cash		5,151
Cash collateral pledged for swap contracts		5,880
Cash denominated in currencies other than U.S. dollars (cost: $18)		18
Unrealized appreciation on open forward currency contracts		1
Unrealized appreciation on unfunded commitments		1,317
Receivables for:
Sales of investments	5,114
Sales of fund’s shares	22,270
Dividends and interest	111,755
Variation margin on futures contracts	2,179
Variation margin on centrally cleared swap contracts	18	141,336
		9,194,976
Liabilities:
Unrealized depreciation on open forward currency contracts		216
Unrealized depreciation on unfunded commitments		—	*
Payables for:
Purchases of investments	13,507
Repurchases of fund’s shares	7,203
Dividends on fund’s shares	255
Investment advisory services	2,596
Services provided by related parties	518
Trustees’ deferred compensation	5
Variation margin on futures contracts	1,449
Variation margin on centrally cleared swap contracts	21
Other	95	25,649
Net assets at December 31, 2022		$9,169,111

Net assets consist of:
Capital paid in on shares of beneficial interest		$9,879,318
Total accumulated loss		(710,207)
Net assets at December 31, 2022		$9,169,111

*	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	39

Financial statements (continued)

Statement of assets and liabilities at December 31, 2022 (continued)
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,024,842 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class A	$618,795	69,163	$8.95
Class C	16,690	1,865	8.95
Class T	23	3	8.95
Class F-1	15,352	1,716	8.95
Class F-2	1,525,643	170,523	8.95
Class F-3	442,575	49,467	8.95
Class 529-A	10,112	1,130	8.95
Class 529-C	677	76	8.95
Class 529-E	202	22	8.95
Class 529-T	26	3	8.95
Class 529-F-1	26	3	8.95
Class 529-F-2	3,350	374	8.95
Class 529-F-3	10	1	8.95
Class R-1	78	9	8.95
Class R-2	826	92	8.95
Class R-2E	23	3	8.95
Class R-3	1,061	119	8.95
Class R-4	1,200	134	8.95
Class R-5E	283	32	8.95
Class R-5	199	22	8.95
Class R-6	6,531,960	730,085	8.95

Refer to the notes to financial statements.

40	American Funds Multi-Sector Income Fund

Financial statements (continued)

Statement of operations for the year ended December 31, 2022
(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$308,265
Dividends (includes $11,791 from affiliates)	12,521	$320,786
Fees and expenses*:
Investment advisory services	20,232
Distribution services	2,172
Transfer agent services	1,571
Administrative services	1,749
529 plan services	8
Reports to shareholders	94
Registration statement and prospectus	715
Trustees’ compensation	9
Auditing and legal	73
Custodian	54
Other	19
Total fees and expenses before waiver	26,696
Less waiver of fees and expenses:
Investment advisory services waiver	106
Total fees and expenses after waiver		26,590
Net investment income		294,196

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(181,746)
Affiliated issuers	195
Futures contracts	83,355
Forward currency contracts	859
Swap contracts	(3,169)
Currency transactions	(44)	(100,550)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(619,352)
Affiliated issuers	87
Futures contracts	7,288
Forward currency contracts	(210)
Swap contracts	(4,361)
Currency translations	(66)	(616,614)
Net realized loss and unrealized depreciation		(717,164)

Net decrease in net assets resulting from operations		$(422,968)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	41

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended December 31,
	2022	2021
Operations:
Net investment income	$294,196	$73,700
Net realized (loss) gain	(100,550)	25,430
Net unrealized depreciation	(616,614)	(24,476)
Net (decrease) increase in net assets resulting from operations	(422,968)	74,654

Distributions paid or accrued to shareholders	(291,851)	(95,868)

Net capital share transactions	6,588,114	2,761,750

Total increase in net assets	5,873,295	2,740,536

Net assets:
Beginning of year	3,295,816	555,280
End of year	$9,169,111	$3,295,816

Refer to the notes to financial statements.

42	American Funds Multi-Sector Income Fund

Notes to financial statements

1. Organization

American Funds Multi-Sector Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

American Funds Multi-Sector Income Fund	43

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

44	American Funds Multi-Sector Income Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$6,247,225	$5,140		$6,252,365
Bonds & notes of governments & government agencies outside the U.S.	—	745,929	—		745,929
Mortgage-backed obligations	—	623,055	26,659		649,714
Asset-backed obligations	—	596,623	51,256		647,879
U.S. Treasury bonds & notes	—	225,740	—		225,740
Municipals	—	31,412	—		31,412
Convertible bonds & notes	—	—	3		3
Common stocks	7,161	47	15		7,223
Preferred securities	—	—	2		2
Rights & warrants	—	11	—	*	11
Short-term securities	480,995	—	—		480,995
Total	$488,156	$8,470,042	$83,075		$9,041,273

Refer to the end of the table for footnotes.

American Funds Multi-Sector Income Fund	45

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$45,173	$—	$—	$45,173
Unrealized appreciation on open forward currency contracts	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(41,403)	—	—	(41,403)
Unrealized depreciation on open forward currency contracts	—	(216)	—	(216)
Unrealized depreciation on centrally cleared credit default swaps	—	(4,280)	—	(4,280)
Total	$3,770	$(4,495)	$—	$(725)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

46	American Funds Multi-Sector Income Fund

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

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Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of December 31, 2022, the fund’s maximum exposure of unfunded bond commitments was $5,287,000, which would represent .06% of the net assets of the fund should such commitments become due. Unrealized appreciation of $1,317,000 is disclosed as unrealized appreciation on unfunded commitments and unrealized depreciation of less than $1,000 is disclosed as unrealized depreciation on unfunded commitments in the fund’s statement of assets and liabilities. Both are included in net unrealized depreciation on investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

48	American Funds Multi-Sector Income Fund

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,375,980,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $13,482,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

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Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $372,721,000.

Total return swaps — The fund has entered into bilateral total return swaps in order to gain exposure to a market without investing directly in such market. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The fund may invest in total return swaps where the asset underlying the contract is a securities index. As of December 31, 2022, the fund did not have any total return swaps. The average month-end notional amount of total return swaps while held was $750,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forwards currency contracts, credit default swaps and total return swaps as of, or for the year ended, December 31, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$45,173	Unrealized depreciation*	$41,403
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1	Unrealized depreciation on open forward currency contracts	216
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	4,280
			$45,174		$45,899

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$83,355	Net unrealized appreciation on futures contracts	$7,288
Forward currency	Currency	Net realized gain on forward currency contracts	859	Net unrealized depreciation on forward currency contracts	(210)
Swap	Credit	Net realized loss on swap contracts	(3,169)	Net unrealized depreciation on swap contracts	(4,361)
			$81,045		$2,717

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

50	American Funds Multi-Sector Income Fund

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, credit default swaps and total return swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral total return swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral total return swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts and bilateral total return swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2022, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Barclays Bank PLC	$1	$—	$—	$—	$1
Liabilities:
Goldman Sachs	$213	$—	$—	$—	$213
JPMorgan Chase	3	—	—	—	3
Total	$216	$—	$—	$—	$216

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Multi-Sector Income Fund	51

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2022, the fund reclassified $2,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2022, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$2,312
Late year ordinary loss deferral[1]	(967)
Capital loss carryforward[2]	(89,939)
Gross unrealized appreciation on investments	90,604
Gross unrealized depreciation on investments	(710,881)
Net unrealized depreciation on investments	(620,277)
Cost of investments	9,659,624

[1]	This deferral is considered incurred in the subsequent year.
[2]	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$27,340	$—	$27,340	$19,707		$1,823		$21,530
Class C	638	—	638	545		63		608
Class T	1	—	1	1		—	[3]	1
Class F-1	627	—	627	427		39		466
Class F-2	50,742	—	50,742	20,378		2,162		22,540
Class F-3	17,905	—	17,905	7,841		799		8,640
Class 529-A	429	—	429	227		26		253
Class 529-C	22	—	22	12		2		14
Class 529-E	8	—	8	7		1		8
Class 529-T	1	—	1	1		—	[3]	1
Class 529-F-1	1	—	1	1		—	[3]	1
Class 529-F-2	155	—	155	67		8		75
Class 529-F-3	1	—	1	—	[3]	—	[3]	—	[3]
Class R-1	3	—	3	4		—	[3]	4
Class R-2	40	—	40	23		4		27
Class R-2E	1	—	1	1		—	[3]	1
Class R-3	45	—	45	32		3		35
Class R-4	65	—	65	80		6		86
Class R-5E	16	—	16	19		1		20
Class R-5	11	—	11	6		1		7
Class R-6	193,800	—	193,800	37,647		3,904		41,551
Total	$291,851	$—	$291,851	$87,026		$8,842		$95,868

[3]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

52	American Funds Multi-Sector Income Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.440% on the first $1.5 billion of daily net assets and decreasing to 0.390% on such assets in excess of $1.5 billion. On March 9, 2022, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2022, replacing the prior series of rates and breakpoints with a new series of decreasing annual rates beginning with 0.332% on the first $15.0 billion of daily net assets and decreasing to 0.300% on such assets in excess of $15.0 billion. CRMC waived investment advisory services fees of $106,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $20,232,000, which were equivalent to an annualized rate of 0.347% of average daily net assets, were reduced to $20,126,000, which were equivalent to an annualized rate of 0.345% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.30% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2022, unreimbursed expenses subject to reimbursement totaled $574,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

American Funds Multi-Sector Income Fund	53

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2022, the 529 plan services fees were $8,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

For the year ended December 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$1,909		$468		$191		Not applicable
Class C	179		13		6		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	36		19		4		Not applicable
Class F-2	Not applicable		1,042		316		Not applicable
Class F-3	Not applicable		—	*	112		Not applicable
Class 529-A	22		7		3		$6
Class 529-C	6		—	*	—	*	—	*
Class 529-E	1		—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		—	*	—	*	—	*
Class 529-F-2	Not applicable		1		1		2
Class 529-F-3	Not applicable		—	*	—	*	—	*
Class R-1	1		—	*	—	*	Not applicable
Class R-2	8		2		—	*	Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	6		2		—	*	Not applicable
Class R-4	4		1		1		Not applicable
Class R-5E	Not applicable		1		—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		15		1,115		Not applicable
Total class-specific expenses	$2,172		$1,571		$1,749		$8

*	Amount less than one thousand.

Trustees deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $645,762,000 and $16,400,000, respectively, which generated $483,000 of net realized losses from such sales.

54	American Funds Multi-Sector Income Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*				Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$190,654		19,943		$27,002		2,904		$(165,549)	(17,663)	$52,107	5,184
Class C	8,311		862		628		68		(12,464)	(1,277)	(3,525)	(347)
Class T	—		—		—		—		—	—	—	—
Class F-1	7,410		777		619		67		(4,650)	(495)	3,379	349
Class F-2	1,193,478		127,991		49,976		5,447		(360,662)	(38,557)	882,792	94,881
Class F-3	282,039		29,670		17,321		1,877		(93,594)	(10,048)	205,766	21,499
Class 529-A	3,753		389		428		46		(2,016)	(212)	2,165	223
Class 529-C	275		29		22		2		(166)	(17)	131	14
Class 529-E	51		5		8		1		(53)	(6)	6	—	†
Class 529-T	—		—		1		—	†	—	—	1	—	†
Class 529-F-1	—		—		1		—	†	—	—	1	—	†
Class 529-F-2	1,382		142		154		16		(698)	(76)	838	82
Class 529-F-3	—		—		—	†	—	†	—	—	— †	—	†
Class R-1	14		2		2		—	†	(2)	— †	14	2
Class R-2	298		32		39		4		(704)	(74)	(367)	(38)
Class R-2E	—	†	—	†	—	†	—	†	(7)	— †	(7)	—	†
Class R-3	887		91		44		5		(874)	(92)	57	4
Class R-4	807		82		65		7		(1,458)	(152)	(586)	(63)
Class R-5E	162		17		15		2		(301)	(33)	(124)	(14)
Class R-5	225		24		10		1		(344)	(37)	(109)	(12)
Class R-6	5,360,397		583,828		193,558		21,364		(108,380)	(12,206)	5,445,575	592,986
Total net increase (decrease)	$7,050,143		763,884		$289,893		31,811		$(751,922)	(80,945)	$6,588,114	714,750

Refer to the end of the table for footnotes.

American Funds Multi-Sector Income Fund	55

	Sales*			Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares

Year ended December 31, 2021

Class A	$398,079	37,138		$21,004		1,966		$(86,231)	(8,062)	$332,852		31,042
Class C	18,790	1,754		599		56		(5,627)	(526)	13,762		1,284
Class T	—	—		—		—		1	—	1		—
Class F-1	11,542	1,075		458		43		(4,274)	(398)	7,726		720
Class F-2	787,020	73,558		22,299		2,086		(118,245)	(11,022)	691,074		64,622
Class F-3	258,332	24,132		8,558		801		(22,019)	(2,052)	244,871		22,881
Class 529-A	7,977	744		252		23		(868)	(81)	7,361		686
Class 529-C	609	57		13		1		(97)	(9)	525		49
Class 529-E	240	22		7		1		(78)	(7)	169		16
Class 529-T	—	—		1		—	†	—	—	1		—	†
Class 529-F-1	—	—		1		—	†	—	—	1		—	†
Class 529-F-2	1,979	185		76		8		(160)	(15)	1,895		178
Class 529-F-3	—	—		—	†	—	†	—	—	—	†	—	†
Class R-1	124	12		3		—	†	(140)	(13)	(13)		(1)
Class R-2	1,267	118		25		2		(36)	(3)	1,256		117
Class R-2E	7	—	†	—	†	—	†	— †	— †	7		—	†
Class R-3	967	90		35		3		(264)	(24)	738		69
Class R-4	1,328	124		85		8		(1,263)	(119)	150		13
Class R-5E	582	54		19		2		(202)	(19)	399		37
Class R-5	432	40		6		1		(184)	(17)	254		24
Class R-6	1,420,510	133,414		41,565		3,887		(3,354)	(313)	1,458,721		136,988
Total net increase (decrease)	$2,909,785	272,517		$95,006		8,888		$(243,041)	(22,680)	$2,761,750		258,725

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,777,650,000 and $1,758,785,000, respectively, during the year ended December 31, 2022.

11. Ownership concentration

At December 31, 2022, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds Conservative Growth and Income Portfolio, American Funds Target Date Fund 2025 and American Funds Target Date Fund 2030, with aggregate ownership of the fund’s outstanding shares of 12%, 12% and 12%, respectively. CRMC is the investment adviser to all three funds.

56	American Funds Multi-Sector Income Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2022	$10.63	$.42	$(1.70)	$(1.28)	$(.40)	$— [5]	$(.40)	$8.95	(12.05)%		$619		.79%		.78%		4.44%
12/31/2021	10.81	.36	(.11)	.25	(.36)	(.07)	(.43)	10.63	2.38		680		.84		.83		3.34
12/31/2020	10.32	.41	.68	1.09	(.43)	(.17)	(.60)	10.81	11.07		356		1.09		.85		3.96
12/31/2019[6,7]	10.00	.37	.40	.77	(.35)	(.10)	(.45)	10.32	7.76	[8,9]	52		.60	[9,10]	.53	[9,10]	4.61	[9,10]
Class C:
12/31/2022	10.63	.35	(1.69)	(1.34)	(.34)	— [5]	(.34)	8.95	(12.67)		17		1.49		1.49		3.70
12/31/2021	10.81	.28	(.10)	.18	(.29)	(.07)	(.36)	10.63	1.67		24		1.54		1.53		2.63
12/31/2020[6,11]	9.67	.22	1.20	1.42	(.24)	(.04)	(.28)	10.81	14.78	[8]	10		1.67	[10]	1.55	[10]	3.12	[10]
Class T:
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43)	— [5]	(.43)	8.95	(11.79)[9]		—	[12]	.48	[9]	.48	[9]	4.74	[9]
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.63	[9]	—	[12]	.59	[9]	.59	[9]	3.61	[9]
12/31/2020[6,11]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.45	[8,9]	—	[12]	.94	[9,10]	.62	[9,10]	4.22	[9,10]
Class F-1:
12/31/2022	10.63	.42	(1.70)	(1.28)	(.40)	— [5]	(.40)	8.95	(12.06)		15		.79		.79		4.45
12/31/2021	10.81	.36	(.11)	.25	(.36)	(.07)	(.43)	10.63	2.37		15		.85		.85		3.33
12/31/2020[6,11]	9.67	.27	1.19	1.46	(.28)	(.04)	(.32)	10.81	15.26	[8]	7		1.09	[10]	.88	[10]	3.84	[10]
Class F-2:
12/31/2022	10.63	.46	(1.71)	(1.25)	(.43)	— [5]	(.43)	8.95	(11.81)		1,526		.50		.50		4.90
12/31/2021	10.81	.38	(.10)	.28	(.39)	(.07)	(.46)	10.63	2.66		804		.56		.56		3.55
12/31/2020	10.32	.44	.67	1.11	(.45)	(.17)	(.62)	10.81	11.26		119		.78		.59		4.13
12/31/2019[6,7]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.75	[8,9]	—	[12]	.62	[9,10]	.54	[9,10]	4.59	[9,10]
Class F-3:
12/31/2022	10.63	.46	(1.70)	(1.24)	(.44)	— [5]	(.44)	8.95	(11.72)		443		.41		.40		4.92
12/31/2021	10.81	.39	(.10)	.29	(.40)	(.07)	(.47)	10.63	2.73		297		.49		.48		3.64
12/31/2020	10.32	.44	.68	1.12	(.46)	(.17)	(.63)	10.81	11.32		55		.73		.53		4.18
12/31/2019[6,7]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.72	[8,9]	—	[12]	.64	[9,10]	.57	[9,10]	4.57	[9,10]
Class 529-A:
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41)	— [5]	(.41)	8.95	(12.03)		10		.76		.75		4.50
12/31/2021	10.81	.36	(.10)	.26	(.37)	(.07)	(.44)	10.63	2.43		10		.81		.80		3.35
12/31/2020[6,11]	9.67	.27	1.19	1.46	(.28)	(.04)	(.32)	10.81	15.23	[8]	3		1.05	[10]	.92	[10]	3.78	[10]

Refer to the end of the table for footnotes.

American Funds Multi-Sector Income Fund	57

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2022	$10.63	$.35	$(1.69)	$(1.34)	$(.34)	$— [5]	$(.34)	$8.95	(12.68)%		$1		1.49%		1.49%		3.75%
12/31/2021	10.81	.28	(.11)	.17	(.28)	(.07)	(.35)	10.63	1.65		1		1.54		1.54		2.61
12/31/2020[6,11]	9.67	.24	1.20	1.44	(.26)	(.04)	(.30)	10.81	14.97	[8,9]	—	[12]	1.58	[9,10]	1.39	[9,10]	3.36	[9,10]
Class 529-E:
12/31/2022	10.63	.41	(1.70)	(1.29)	(.39)	— [5]	(.39)	8.95	(12.18)[9]		—	[12]	.93	[9]	.92	[9]	4.29	[9]
12/31/2021	10.81	.34	(.10)	.24	(.35)	(.07)	(.42)	10.63	2.25	[9]	—	[12]	.98	[9]	.97	[9]	3.18	[9]
12/31/2020[6,11]	9.67	.28	1.19	1.47	(.29)	(.04)	(.33)	10.81	15.38	[8,9]	—	[12]	.99	[9,10]	.75	[9,10]	4.03	[9,10]
Class 529-T:
12/31/2022	10.63	.44	(1.69)	(1.25)	(.43)	— [5]	(.43)	8.95	(11.82)[9]		—	[12]	.53	[9]	.52	[9]	4.71	[9]
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.57	[9]	—	[12]	.65	[9]	.65	[9]	3.55	[9]
12/31/2020[6,11]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.40	[8,9]	—	[12]	1.00	[9,10]	.68	[9,10]	4.15	[9,10]
Class 529-F-1:
12/31/2022	10.63	.44	(1.70)	(1.26)	(.42)	— [5]	(.42)	8.95	(11.88)[9]		—	[12]	.60	[9]	.59	[9]	4.64	[9]
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.57	[9]	—	[12]	.66	[9]	.65	[9]	3.54	[9]
12/31/2020[6,11]	9.67	.30	1.18	1.48	(.30)	(.04)	(.34)	10.81	15.43	[8,9]	—	[12]	.82	[9,10]	.59	[9,10]	4.29	[9,10]
Class 529-F-2:
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43)	— [5]	(.43)	8.95	(11.81)		3		.51		.50		4.75
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.59		3		.63		.63		3.55
12/31/2020[6,13]	10.41	.07	.45	.52	(.08)	(.04)	(.12)	10.81	4.96	[8]	2		.12	[8]	.11	[8]	.65	[8]
Class 529-F-3:
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43)	— [5]	(.43)	8.95	(11.79)		—	[12]	.49		.49		4.74
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.67		—	[12]	.59		.57		3.64
12/31/2020[6,13]	10.41	.07	.45	.52	(.08)	(.04)	(.12)	10.81	4.97	[8]	—	[12]	.14	[8]	.10	[8]	.66	[8]
Class R-1:
12/31/2022	10.63	.39	(1.70)	(1.31)	(.37)	— [5]	(.37)	8.95	(12.34)[9]		—	[12]	1.11	[9]	1.11	[9]	4.14	[9]
12/31/2021	10.81	.31	(.10)	.21	(.32)	(.07)	(.39)	10.63	1.97	[9]	—	[12]	1.29	[9]	1.28	[9]	2.90	[9]
12/31/2020[6,11]	9.67	.25	1.20	1.45	(.27)	(.04)	(.31)	10.81	15.12	[8,9]	—	[12]	1.35	[9,10]	1.14	[9,10]	3.62	[9,10]

Refer to the end of the table for footnotes.

58	American Funds Multi-Sector Income Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
12/31/2022	$10.63	$.37	$(1.70)	$(1.33)	$(.35)	$— [5]	$(.35)	$8.95	(12.55)%		$1		1.34%		1.34%		3.85%
12/31/2021	10.81	.30	(.10)	.20	(.31)	(.07)	(.38)	10.63	1.87		1		1.31		1.31		2.82
12/31/2020[6,11]	9.67	.26	1.19	1.45	(.27)	(.04)	(.31)	10.81	15.15	[8,9]	—	[12]	1.30	[9,10]	1.09	[9,10]	3.67	[9,10]
Class R-2E:
12/31/2022	10.63	.44	(1.69)	(1.25)	(.43)	— [5]	(.43)	8.95	(11.79)[9]		—	[12]	.50	[9]	.49	[9]	4.68	[9]
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.69	[9]	—	[12]	.54	[9]	.54	[9]	3.66	[9]
12/31/2020[6,11]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.44	[8,9]	—	[12]	.95	[9,10]	.63	[9,10]	4.21	[9,10]
Class R-3:
12/31/2022	10.63	.39	(1.69)	(1.30)	(.38)	— [5]	(.38)	8.95	(12.30)		1		1.06		1.06		4.14
12/31/2021	10.81	.33	(.10)	.23	(.34)	(.07)	(.41)	10.63	2.15		1		1.07		1.07		3.11
12/31/2020[6,11]	9.67	.26	1.20	1.46	(.28)	(.04)	(.32)	10.81	15.24	[8]	—	[12]	1.11	[10]	.99	[10]	3.73	[10]
Class R-4:
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41)	— [5]	(.41)	8.95	(12.02)		1		.75		.75		4.34
12/31/2021	10.81	.37	(.11)	.26	(.37)	(.07)	(.44)	10.63	2.44		2		.78		.77		3.44
12/31/2020[6,11]	9.67	.26	1.21	1.47	(.29)	(.04)	(.33)	10.81	15.38	[8]	2		.85	[10]	.78	[10]	3.69	[10]
Class R-5E:
12/31/2022	10.63	.43	(1.69)	(1.26)	(.42)	— [5]	(.42)	8.95	(11.88)		—	[12]	.59		.59		4.49
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.60		1		.63		.63		3.56
12/31/2020[6,11]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.45	[8]	—	[12]	.76	[10]	.59	[10]	4.17	[10]
Class R-5:
12/31/2022	10.63	.44	(1.68)	(1.24)	(.44)	— [5]	(.44)	8.95	(11.77)		—	[12]	.48		.48		4.58
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.69		—	[12]	.51		.51		3.64
12/31/2020[6,11]	9.67	.30	1.19	1.49	(.31)	(.04)	(.35)	10.81	15.50	[8]	—	[12]	.82	[10]	.53	[10]	4.23	[10]
Class R-6:
12/31/2022	10.63	.48	(1.72)	(1.24)	(.44)	— [5]	(.44)	8.95	(11.72)		6,532		.39		.39		5.21
12/31/2021	10.81	.39	(.10)	.29	(.40)	(.07)	(.47)	10.63	2.74		1,457		.47		.47		3.61
12/31/2020	10.32	.44	.68	1.12	(.46)	(.17)	(.63)	10.81	11.32		1		.69		.52		4.17
12/31/2019[6,7]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.72	[8,9]	—	[12]	.64	[9,10]	.56	[9,10]	4.57	[9,10]

	Year ended December 31,			For the period ended
	2022	2021	2020	December 31, 2019[6,7]
Portfolio turnover rate for all share classes[14]	40%	36%	73%	115%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period March 22, 2019, commencement of operations, through December 31, 2019.
[8]	Not annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Annualized.
[11]	This share class began investment operations on May 1, 2020.
[12]	Amount less than $1 million.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rate does not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	59

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Multi-Sector Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of American Funds Multi-Sector Income Fund (the “Fund”), including the investment portfolio, as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the three years then ended and for the period from March 22, 2019 (commencement of operations) to December 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the three years then ended and for the period from March 22, 2019 (commencement of operations) to December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

February 13, 2023

We have served as the auditor of one or more American Funds investment companies since 1956.

60	American Funds Multi-Sector Income Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2022, through December 31, 2022).

Actual expenses:

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the following table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Multi-Sector Income Fund	61

Expense example (continued)

	Beginning account value 7/1/2022	Ending account value 12/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,010.10	$3.80	.75%
Class A – assumed 5% return	1,000.00	1,021.42	3.82	.75
Class C – actual return	1,000.00	1,006.53	7.33	1.45
Class C – assumed 5% return	1,000.00	1,017.90	7.37	1.45
Class T – actual return	1,000.00	1,011.62	2.23	.44
Class T – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class F-1 – actual return	1,000.00	1,010.04	3.85	.76
Class F-1 – assumed 5% return	1,000.00	1,021.37	3.87	.76
Class F-2 – actual return	1,000.00	1,011.49	2.38	.47
Class F-2 – assumed 5% return	1,000.00	1,022.84	2.40	.47
Class F-3 – actual return	1,000.00	1,012.02	1.88	.37
Class F-3 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 529-A – actual return	1,000.00	1,010.15	3.75	.74
Class 529-A – assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 529-C – actual return	1,000.00	1,006.46	7.38	1.46
Class 529-C – assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class 529-E – actual return	1,000.00	1,009.41	4.46	.88
Class 529-E – assumed 5% return	1,000.00	1,020.77	4.48	.88
Class 529-T – actual return	1,000.00	1,011.37	2.48	.49
Class 529-T – assumed 5% return	1,000.00	1,022.74	2.50	.49
Class 529-F-1 – actual return	1,000.00	1,011.03	2.84	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 529-F-2 – actual return	1,000.00	1,011.55	2.33	.46
Class 529-F-2 – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 529-F-3 – actual return	1,000.00	1,011.57	2.28	.45
Class 529-F-3 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class R-1 – actual return	1,000.00	1,008.26	5.62	1.11
Class R-1 – assumed 5% return	1,000.00	1,019.61	5.65	1.11
Class R-2 – actual return	1,000.00	1,006.89	6.93	1.37
Class R-2 – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-2E – actual return	1,000.00	1,011.78	2.08	.41
Class R-2E – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class R-3 – actual return	1,000.00	1,008.63	5.21	1.03
Class R-3 – assumed 5% return	1,000.00	1,020.01	5.24	1.03
Class R-4 – actual return	1,000.00	1,010.22	3.65	.72
Class R-4 – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class R-5E – actual return	1,000.00	1,011.05	2.84	.56
Class R-5E – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class R-5 – actual return	1,000.00	1,011.82	2.08	.41
Class R-5 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class R-6 – actual return	1,000.00	1,012.00	1.88	.37
Class R-6 – assumed 5% return	1,000.00	1,023.34	1.89	.37

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

62	American Funds Multi-Sector Income Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2022:

Qualified dividend income	$1,157,000
Section 163(j) interest dividends	$290,769,000
Corporate dividends received deduction	$1,083,000
U.S. government income that may be exempt from state taxation	$4,014,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2023, to determine the calendar year amounts to be included on their 2022 tax returns. Shareholders should consult their tax advisors.

American Funds Multi-Sector Income Fund	63

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

64	American Funds Multi-Sector Income Fund

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American Funds Multi-Sector Income Fund	65

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2019	Former Dean and Professor of Marketing, Marshall School of Business, University of Southern California	96	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market); J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2019	President, Stevens Institute of Technology	91	None
Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California; former Director, First Descents	97	Hertz Global Holdings, Inc.
Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	97	Edwards Lifesciences; Public Storage
Mary Davis Holt, 1950	2019	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993-2003)	87	None
Merit E. Janow, 1958	2019	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	93	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2019	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2019	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.

Interested trustees5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Michael C. Gitlin, 1970	2019	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]	86	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	21	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

66	American Funds Multi-Sector Income Fund

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Damien J. McCann, 1977 President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Principal Executive Officer	2019	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[7]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Kirstie Spence, 1973 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital International Limited[7]; Vice President and Director, Capital International Limited[7]; Director, Capital Research Company[7]; Director, The Capital Group Companies, Inc.[7]
Scott Sykes, 1971 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Shannon Ward, 1964 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Xavier Goss, 1980 Vice President	2022	Vice President — Capital Fixed Income Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2019	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2019	Senior Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2019	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Becky L. Park, 1979 Assistant Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

American Funds Multi-Sector Income Fund	67

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

68	American Funds Multi-Sector Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov or our website.

American Funds Multi-Sector Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Multi-Sector Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Paul S. Williams, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

MSI

Registrant:

a) Audit Fees:
Audit	2021	59,000
	2022	62,000

b) Audit-Related Fees:
	2021	None
	2022	1,000

c) Tax Fees:
	2021	6,000
	2022	8,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2021	None
	2022	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2021	1,427,000
	2022	2,394,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2021	1,000
	2022	394,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2021	2,000
	2022	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,435,000 for fiscal year 2021 and $2,798,000 for fiscal year 2022. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MULTI-SECTOR INCOME FUND

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 28, 2023

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2023